Exhibit 99.4 Schedule 2

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
xx	xx	xx	xx	5/x/2022	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2022	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (4.790%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (4.790%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (4.790%) by 3.5% or more.; Full appraisal was used for approval and an escrow account was set up. However, appraisal that was used is missing. Appraisal required to be reviewed to verify if a second appraisal is required.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	6/xx/2022	6/xx/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 688 is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 20.27 months or $71896.35, are greater than the Guideline Minimum of 6.00 or $21284.25.
; Borrower 1 has significant job time - Borrower has 12.12 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 12.12 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	C	B	C	A	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	5/x/2022	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2022	Cleared	1228	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.	Received EConsent accepted by the borrower on 03/xx/2022 and 04/xx/2022.	6/xx/2022	The eSigned documents consent is Present. Exception Resolved.	6/xx/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 688 is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 20.27 months or $71896.35, are greater than the Guideline Minimum of 6.00 or $21284.25.
; Borrower 1 has significant job time - Borrower has 12.12 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 12.12 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	D	A	C	A	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	5/x/2022	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2022	Cleared	-96117	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and: The note amount for a first lien is greater than or equal to $114847.000, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus 2.25%; or The note amount for a first lien on a manufactured home is less than $114847.000, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus 6.5%; or The note amount for a first lien a non-manufactured home is less than $114847.000 but greater than or equal to $68908.000, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus 3.5%; or The note amount for a second lien is greater than or equal to $68908.000, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus 3.5%; or The note amount on a first lien a non-manufactured home or a second lien is less than $68908.000, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus 6.5%.	Acknowledged by Seller.	6/x/2022	The Qualified Mortgage APR Threshold has not been applied to this loan for one of the following reasons: The loan is a VA loan. Pursuant to 38 CFR § 36.4300 et seq., the qualified mortgage APR threshold finding does not apply to loans guaranteed or insured by Veterans Affairs; or The loan is a FHA loan. The qualified mortgage APR threshold finding does not apply to extensions of credit made pursuant to a program administered by a Housing Finance Agency, as defined under 24 CFR 266.5; or The user has chosen to audit loans against the legacy qualified mortgage DTI threshold during the amended qualified mortgage definition optional compliance period from March 1, 2021, through September 30, 2022. Please review your administrative 2021 Qualified Mortgage Rule Settings to change this selection.	6/xx/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 688 is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 20.27 months or $71896.35, are greater than the Guideline Minimum of 6.00 or $21284.25.
; Borrower 1 has significant job time - Borrower has 12.12 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 12.12 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B		A	C	A	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	5/x/2022	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Received copy of the Appraisal Report and FNMA/FHLMC SSRs.	6/xx/2022	CU Score &lt;2.5 does not require a Third Party Valuation not required. Exception Resolved.	6/xx/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 688 is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 20.27 months or $71896.35, are greater than the Guideline Minimum of 6.00 or $21284.25.
; Borrower 1 has significant job time - Borrower has 12.12 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 12.12 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	D	A	C	A	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	5/x/2022	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2022	Cleared	930	Property	Origination Appraisal is Missing	Need Appraisal Report, SSR's and CDA report. Missing documents from file. ; Appraisal Report, SSR's and CDA report missing from file.	Received copy of the Appraisal Report and FNMA/FHLMC SSRs.; Appraisal Report, SSR's and CDA report missing from file.	6/xx/2022	Origination appraisal is Present. Exception Resolved.	6/xx/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 688 is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 20.27 months or $71896.35, are greater than the Guideline Minimum of 6.00 or $21284.25.
; Borrower 1 has significant job time - Borrower has 12.12 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 12.12 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	D	A	C	A	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	5/x/2022	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2022	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; The 1008 and final 1003 indicates borrower is a non permanent resident alien who is currently living "rent-free" with spouse. Per NP, Inc. Flex Non-QM Select Prime Guidelines: borrower(s) living in the marital home are not considered rent free and all mortgages or rental payments must be paid as agreed for the last 12 months. Further, for non-permanent resident alien credit requirements a 12-month housing history is required. The credit report does not reflect housing history and file is missing a VOR/VOM. Guidelines require Mortgage and/or rental payments not reflected on the original credit report must be documented via an institutional Verification of Rent or Verification of Mortgage (VOR/VOM). If borrower is not making payments to an individual or interest party, 12 months of cancelled checks or bank statements must be obtained. ; The 1008 and final 1003 loan application indicates borrower currently living rent-free with spouse and is a non-permanent resident alien. However, per NP, Inc. Flex Non-QM Guidelines borrower(s) living in the marital home are not considered rent free and specifically for loan programs Flex Select Prime all mortgages or rental payments must be paid as agreed for the last 12 months. Further, for non-permanent resident alien credit requirements a 12-month housing history is required. The credit report does not reflect housing history and VOR/VOM not provided. Therefore, to meet lender guidelines Mortgage and/or rental payments not reflected on the original credit report must be documented via an institutional Verification of Rent or Verification of Mortgage (VOR/VOM). If borrower is not making payments to an individual or interest party, 12 months of cancelled checks or bank statements must be obtained.	Received 12-month bank statement reflect mortgage payment paid using the BofA checking account 7142, which is jointly held in borrower's and spouses name., which meets guidelines for housing history. ; The 1008 and final 1003 indicates borrower is a non permanent resident alien who is currently living "rent-free" with spouse. Per NP, Inc. Flex Non-QM Select Prime Guidelines: borrower(s) living in the marital home are not considered rent free and all mortgages or rental payments must be paid as agreed for the last 12 months. Further, for non-permanent resident alien credit requirements a 12-month housing history is required. The credit report does not reflect housing history and file is missing a VOR/VOM. Guidelines require Mortgage and/or rental payments not reflected on the original credit report must be documented via an institutional Verification of Rent or Verification of Mortgage (VOR/VOM). If borrower is not making payments to an individual or interest party, 12 months of cancelled checks or bank statements must be obtained. ; The 1008 and final 1003 loan application indicates borrower currently living rent-free with spouse and is a non-permanent resident alien. However, per NP, Inc. Flex Non-QM Guidelines borrower(s) living in the marital home are not considered rent free and specifically for loan programs Flex Select Prime all mortgages or rental payments must be paid as agreed for the last 12 months. Further, for non-permanent resident alien credit requirements a 12-month housing history is required. The credit report does not reflect housing history and VOR/VOM not provided. Therefore, to meet lender guidelines Mortgage and/or rental payments not reflected on the original credit report must be documented via an institutional Verification of Rent or Verification of Mortgage (VOR/VOM). If borrower is not making payments to an individual or interest party, 12 months of cancelled checks or bank statements must be obtained.	6/xx/2022	Housing delinquency meets guidelines. Exception Resolved.	6/xx/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 688 is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 20.27 months or $71896.35, are greater than the Guideline Minimum of 6.00 or $21284.25.
; Borrower 1 has significant job time - Borrower has 12.12 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 12.12 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	C	A	C	A	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	9/xx/2022	xx	CA	ATR/QM: Exempt	Closed	10/xx/2022	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/xx/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of 37.74 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.74 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is Greater than the Guideline Minimum of 660.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.50 years
																				D	B	A	A	D	A	D	B	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	9/xx/2022	xx	CA	ATR/QM: Exempt	Closed	10/xx/2022	Cleared	1246	Credit	Transmittal Summary is Partial	Provide the following items listed on the Loan Approval Certificate (page 424) which are not in loan file: Driver license and social security card for Borrower, wet-signed SSA-89, LOE from Borrower to acknowledge the appraised value is less than the purchase price but willing to proceed, certified copy of Trust Certificate (Seller), and current space lease statement for primary, xx, to verify current housing expense of $1,350/mon. Space rent lease (page 176) is dated 03/2011 and verifies lower amount of $950/mon for space rent.; Missing wet-signed SSA-89, copy of Driver’s License and Social Security Card as required per loan approval in file.	Received borrower's wet-signed SSA-89, Copy of Driver's License and Social Security Card.; Missing wet-signed SSA-89, copy of Driver’s License and Social Security Card as required per loan approval in file.	10/xx/2022	The transmittal summary is Present. Exception Resolved.	10/xx/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of 37.74 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.74 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is Greater than the Guideline Minimum of 660.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.50 years
																				D	B	D	A	D	A	D	B	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	9/xx/2022	xx	CA	ATR/QM: Exempt	Closed	10/xx/2022	Acknowledged	932	Property	Origination Appraisal is Partial	Origination Appraisal is Partial. Missing LOE from borrower acknowledging the Appraisal value is less than the purchase price and willing to proceed.	Received Letter of Explanation dated 09/xx/2022 post-close from borrower acknowledging the Appraisal Value of $xx is less than the purchase price of $xx and is willing to proceed with the higher purchase price. Exception Remains, as loan closed on 09/xx/2022 (per Security Deed notary date is the consummation date and the Note date), and LOE was required to be provided prior to closing.; Change status of 'Origination Appraisal is Partial' from Open Rebuttal to Acknowledged by Client. The LOE does not meet required guidelines it was completed post-close. However, Client has requested a level 2/B assignment with the following compensating factors identified by the Client; DSCR 1.25, LTV of 37.74% is less than guide max of 75% and FICO of 806 is greater than the guide minimum of 660. Exception downgraded to 2/B.	10/xx/2022	Acknowledged by Client	10/xx/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of 37.74 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.74 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is Greater than the Guideline Minimum of 660.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.50 years
																				D	B	D	B	D	A	D	B	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	9/xx/2022	xx	CA	ATR/QM: Exempt	Closed	10/xx/2022	Cleared	926	Credit	Title Policy is Partial	Missing Final Title Policy reflecting sufficient insured amount and to verify vesting and Certified copy of the Seller's Trust Cert as reflected on lender approval.	Received Final Title Policy verifying vesting, sufficient coverage and name of insured as the lender.	10/xx/2022	Title policy is Present. Exception Resolved.	10/xx/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of 37.74 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.74 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is Greater than the Guideline Minimum of 660.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.50 years
																				D	B	C	A	D	A	D	B	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	1/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	2/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.280%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.280%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.280%) by 3.5% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirements met. Downgraded	HPML Loan with established escrows and appraisal requirements met.	2/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 28.21 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 27.56 months or $293018.84, are greater than the Guideline Minimum of 6.00 or $63801.07.
; Borrower has stable job time - Borrower has 2.91 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	1/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	2/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 28.21 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 27.56 months or $293018.84, are greater than the Guideline Minimum of 6.00 or $63801.07.
; Borrower has stable job time - Borrower has 2.91 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	1/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	2/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 28.21 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 27.56 months or $293018.84, are greater than the Guideline Minimum of 6.00 or $63801.07.
; Borrower has stable job time - Borrower has 2.91 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	5/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.440%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.440%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.440%) by 3.5% or more.; HPML with established escrow and met appraisal requirements			HPML Loan with established escrows and appraisal requirements met.	5/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 25.02 is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has 2.28 years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	5/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 25.02 is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has 2.28 years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	5/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	5/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 25.02 is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has 2.28 years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.04 months or $95510.03, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
																				D	B	A	A	A	A	D	B	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	7/xx/2023	xx	MD	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				8/x/2023	Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MD	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/x/2023	Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MD	ATR/QM: Exempt	Closed	8/x/2023	Cleared	455	Credit	Initial Loan Application is Missing	Missing Copy of Initial Loan Application; Missing Copy of Initial Loan Application	08/xx/2023 - Client provided trailing documents - Broker initial application.	8/x/2023	Received copy of initial loan application; Received copy of initial loan application	8/x/2023	Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	IL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.00 is less than Guideline CLTV of 70.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	IL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.00 is less than Guideline CLTV of 70.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	IL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.00 is less than Guideline CLTV of 70.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Only seven months mortgage history is in file. Guideline section 4.16 Absence of Mortgage/Rental History states in the absence of a mortgage/rental rating covering the last twelve (12) months, the loan will be considered on a case-by-case basis. There is an exception in file for a maximum LTV of 65% due to credit depth.	Lender exception in file for a maximum LTV of 65% due to credit depth.	8/x/2023	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 35.38 months or $106285.27, are greater than the Guideline Minimum  or $0.00.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 35.38 months or $106285.27, are greater than the Guideline Minimum  or $0.00.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 35.38 months or $106285.27, are greater than the Guideline Minimum  or $0.00.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Acknowledged	932	Property	Origination Appraisal is Partial	Origination Appraisal is Partial. Inconsistency was found in the details reflected w/in the appraisal report. (1) Listing History on appraisal does not coincide with the sales history provided by the appraiser . Appraiser reflects the subject sold 02/xx/2023 for $1.750,000 on 02/xx/2023, Information under prior sales of subject reflect no prior sales. (2) Appraiser checked both two unit and four unit for description of property. The narrative and photos indicate subject to be a 4 unit. (3) Current Monthly Rent for subject listed at $6850, notes under Rent Schedule section "subject is currently vacant". Photos taken reflect units are occupied. Appraiser to correct appraisal to reflect data for subject property and transaction only with LOE on data being omitted on the update.

08/xx/2023 - client provided acknowledgement - Ok per xx to take appraisal as-is since none of these small errors and typos have any tangible effect on the appraisal and its value conclusion, comp factors, 734 FICO, AA credit, 1.079 DSCR on a 75% LTV purchase,;
borrower is a seasoned landlord, 12+ months reserves after closing.;
FUNDS TO CLOSE NOT TO EXCEED: $xx;
Lender Paid 0.000	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.04 months or $95510.03, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
																				D	B	D	B	A	A	D	B	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.04 months or $95510.03, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
																				D	B	A	A	A	A	D	B	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	7/xx/2023	xx	MD	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3605	Credit	Asset Documents are Incomplete	The Articles of Organization and status for xx do not verify the Borrower's ownership of the business. Only a registered agent is listed with no proof of owners/members. Guideline section 8.19 Business Deposit Accounts states borrower must own the business contributing the closing funds.	08/xx/2023- Client provided response - Borrower is not only the Registered Agent, he is the Authorized Person of the LLC and as his name is the;
only name in the section, this denotes his ownership of the entity.	8/xx/2023	Client provide response - borrower is the authorized person of the LLC. Letter in file dated 6/xx/2023, also confirms full ownership	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.75 months or $10832.54, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.33 years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MD	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.75 months or $10832.54, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.33 years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MD	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.75 months or $10832.54, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.33 years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	IN	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				8/x/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	IN	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.				8/x/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	IN	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/x/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.65 months or $11790.10, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 13.58 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.65 months or $11790.10, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 13.58 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MI	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 47.62 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.62 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 23.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MI	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 47.62 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.62 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 23.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MI	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 47.62 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.62 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 23.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	NY	ATR/QM: Exempt	Closed	8/x/2023	Acknowledged	1276	Property	Is Completion Certificate in file is No	The subject property required structural repair (to patch a ceiling hole). An escrow holdback was completed at closing and the lender approved an exception for the holdback.	Finding is Non-material, a lender exception is in file for an escrow holdback.	8/x/2023	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.41 months or $84528.74, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	7/xx/2023	xx	NY	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.41 months or $84528.74, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	7/xx/2023	xx	NY	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.41 months or $84528.74, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	7/xx/2023	xx	NJ	ATR/QM: Exempt	Closed	8/x/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. File is missing housing history 05/2022 to present for the second lien on borrower's primary home in the amount of $23,428 closed 06/xx/2022 assumed simultaneously with Rocket Mortgage LLC as reflected in the Drive Report.	Acknowledged by Client. 08/xx/2023 - Client provided acknowledgement Neither credit report is picking up this debt, may have been a mistake but per Sec 4.16 we are ok to forego it, comp factors, 701 FICO, A grade credit, borrower is seasoned landlord, 1.329 DSCR, subject recently renovated and in good condition	8/xx/2023		8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 16.47 years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NJ	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				8/x/2023	Borrower has more than 2 years at current residence - Borrower at current residence 16.47 years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NJ	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/x/2023	Borrower has more than 2 years at current residence - Borrower at current residence 16.47 years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NJ	ATR/QM: Exempt	Closed	8/x/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines section VI Rental Income Requirements for Alt Doc program requires 2 months of documented rental income for the most recent 2 months. File is missing this 2 months history for Apartment # 2 that was recently leased, only 1 months history was provided. Excluding this units income would reduce the DSCR to 90 and the LTV would be max 65%. No lender exception in file for use of 1 month of income for the newly rented unit.	08/xx/2023 - Client provided rebuttal - Loan is a DSCR loan without an FB plan or recent latest and not subject to validating rental income; deposits.	8/xx/2023	The borrower income verification does match approval. DSCR does not required rental income verification	8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 16.47 years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.38 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.38 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.38 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.38 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.38 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.38 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 43.52 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.52 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 51.35 months or $83273.01, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 43.52 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.52 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 51.35 months or $83273.01, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 43.52 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.52 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 717 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 51.35 months or $83273.01, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 9.91 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.55 months or $40883.17, are greater than the Guideline Minimum of 6.00 or $23254.30.
; Borrower 1 has significant job time - Borrower has 29.56 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 28.33 years
; Borrower has stable job time - Borrower has 29.56 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.65 months or $11790.10, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 13.58 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 167.86 months or $463616.98, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.33 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 167.86 months or $463616.98, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.33 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 167.86 months or $463616.98, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.33 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.39 months or $67860.62, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.39 months or $67860.62, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.39 months or $67860.62, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of 52.01 exceeds guideline maximum of 50.00.; Review of business bank statements reflect "transfer" in of funds from another account that were not consistently excluded on the lender worksheet ( Oct 2022 lender $.00 vs audit $31,100 ,Sept 2022 lender $4,900 vs audit $5,500 and Aug 2022 lender $500 vs. audit $4,100 ) resulted in lower average monthly income of $ 23,724	08/xx/2023 - Client provided rebuttal - Transfers are allowed and not considered removable. Exception cleared. ; Review of business bank statements reflect "transfer" in of funds from another account that were not consistently excluded on the lender worksheet ( Oct 2022 lender $.00 vs audit $31,100 ,Sept 2022 lender $4,900 vs audit $5,500 and Aug 2022 lender $500 vs. audit $4,100 ) resulted in lower average monthly income of $ 23,724	8/xx/2023	Documentation provided to support Qualifying DTI below 50.00.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Cleared	2074	Credit	Executed HELOC closure letter not provided.	Missing executed documentation HELOC is closed to future draws. Evidence the HELOC 2nd lien open 11/2021 for $90,000 was closed and lien released is missing from the loan file. Additional conditions may apply.	08/xx/2023 - Client provided trailing documents - HELOC freeze line, and receipt of payment; Exception cleared.	8/xx/2023	HELOC closure documentation provided	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. File is missing 12 month payment history for 2nd lien HELOC item #9 recorded on title to xx. Additional Conditions may apply.	08/xx/2023- Client provided trailing documents - HELOC paid receipt and freeze; Exception cleared.	8/xx/2023	Housing delinquency meets guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: File is missing evidence the Federal Tax Liens item # 6 and item #7 were paid in full and released from title. Additional conditions may apply.

File is also missing evidence of closure/satisfaction for the HELOC item #9 on title. Additional conditions may apply.	08/xx/2023 - Client provided trailing documents - HELOC Freeze and delinquent tax paid receipt. Exception cleared.	8/xx/2023	Updated title showing items paid, HELOC and delinquent taxes; Exception cleared.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Deductible of 1% or $5730 exceeds guideline max of lower of $5000 or 2.5% of the amount of coverage.	Lender exception in file for the deductible to exceed $5000.	8/x/2023	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NE	ATR/QM: Exempt	Closed	8/x/2023	Cleared	2427	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Lender to provide Drive report pulled in the name to match vesting as "xx Drive reports in the file do not match vesting or articles provided for subject borrower.	08/xx/2023 - Client provided trailing documents - updated Data Verify provided; Exception cleared.	8/xx/2023	Alerts from Fraud Report have been cleared.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 667 is Greater than the Guideline Minimum of 650.
; Borrower 1 has significant job time - Borrower has 5.92 years on job
; Borrower has stable job time - Borrower has 5.92 years at job.
																				C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	The loan file is missing PITIA information for the borrower’s REOs. 1. The mortgage payments for xx and the refinanced properties were not documented. Guideline section 6.7 Mortgage Payments for Rental Properties states the monthly mortgage payments must be satisfactorily documented on all rental properties owned by the borrower, if not reported on the credit report. 1. The hazard insurance for B1's primary xx, homeowner's association fees for B2's primary xx, and homeowner's association fees for B1's second home xx are not in file. Guideline section 7.2 Debt-To-Income Ratio states the monthly housing expense includes principal and interest payments, payments on subordinate financing on the borrower's principal residence (if applicable), hazard insurance, flood insurance (if applicable), mortgage insurance (if applicable), real estate taxes and/or assessments, and homeowner's association fees on the borrower's principal residence (if applicable).	08/xx/2023 Client Submitted missing REO documents for Review.	8/xx/2023	Borrower liabilities verified indicator is Present. Audit verified all PITIA for all reo, updated DTI is 11.007% and still within lender GLs.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 4.03 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 124.96 months or $1137966.51, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 15.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 15.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 70.00 is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of xx and value used for LTV of xx.00.	There is an exception in file to allow for 70% LTV on this adult care facility.	8/x/2023	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 4.03 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 124.96 months or $1137966.51, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 15.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 15.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 70.00 is greater than the maximum allowable guideline CLTV of 65.00.	There is an exception in file to allow for 70% CLTV on this adult care facility.	8/x/2023	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 4.03 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 124.96 months or $1137966.51, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 15.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 15.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 4.03 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 124.96 months or $1137966.51, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 15.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 15.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 4.03 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 124.96 months or $1137966.51, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 15.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
; Borrower has stable job time - Borrower has 15.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	MA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The verification of the borrower’s self-employment is incomplete. The file included a tax preparer letter but did not have the licensing verification or proof of their business’ existence. Per lender’s guidelines 5.21 IX. Acceptable Evidence of Self-Employed Business. A tax preparer letter requires the tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence.	08/xx/2023 - Client provided trailing document - CPA Verification letter	8/xx/2023	CPA Verification provided; Exception cleared.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 9.91 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.55 months or $40883.17, are greater than the Guideline Minimum of 6.00 or $23254.30.
; Borrower 1 has significant job time - Borrower has 29.56 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 28.33 years
; Borrower has stable job time - Borrower has 29.56 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	MA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 9.91 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.55 months or $40883.17, are greater than the Guideline Minimum of 6.00 or $23254.30.
; Borrower 1 has significant job time - Borrower has 29.56 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 28.33 years
; Borrower has stable job time - Borrower has 29.56 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.630%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/x/2023	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 19.70 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.17 months or $30931.99, are greater than the Guideline Minimum of 6.00 or $16608.22.
; Borrower 1 has significant job time - Borrower has 10.30 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
; Borrower has stable job time - Borrower has 10.30 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	AZ	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.51 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has 3.15 years at job.
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	AZ	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Guideline section 21.5 Health and Safety Issues required items of potential health and safety to be addressed or resolved. Appraiser noted subject deck has "missing" railings on the subject deck but did not provide details or photos. Appraiser to provide comments regarding safety issues and cost to cure for review. Additional conditions may apply.	08/xx/2023 - client provided response - Appraiser did not identify any health or safety issues so xx will not assume that this is an automatic; issue.	8/xx/2023	Appraisal guideline violation is now acceptable.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.51 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has 3.15 years at job.
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	AZ	ATR/QM: Exempt	Closed	8/x/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	File does not contain evidence of non-ownership of the REO at xx as reflected on the Drive Report. Additional conditions may apply.	08/xx/2023 - Client provided - Uploading SiteX reflecting borrower’s father, Kenneth Sr as the owner and not our borrower, Kenneth Jr	8/xx/2023	Borrower liabilities verified- borrower does not own REO property	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.51 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has 3.15 years at job.
																				D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.670%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/x/2023	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 10.78 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 6.63 months or $13388.83, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 2.16 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 10.78 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 6.63 months or $13388.83, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 2.16 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 10.78 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 6.63 months or $13388.83, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 2.16 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	PA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				8/x/2023		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	PA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/x/2023		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	PA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	3605	Credit	Asset Documents are Incomplete	The certified escrow deposit receipt for the earnest money deposit of $10,000 is not in file. Guideline section 8.6 Earnest Money and Deposit states earnest money and deposits exceeding two percent of the sales price or $1,000, whichever is less, requires verification by one of the following: Copy of check (canceled or not canceled) with certified escrow deposit receipt OR bank statement showing the check cleared with certified escrow deposit receipt.	08/xx/2023 - Client provided statement xx. Escrow funds pay to order - xx. Exception cleared.	8/xx/2023	Cap one statement to confirm source of escrow provided. Check made to xx.	8/xx/2023		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	PA	ATR/QM: Exempt	Closed	8/x/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of xx is greater than the available asset amount of 55987.17. xx as of June 30th vs $60k as listed on the final URLA. Only $31k gift funds were listed on the lender's Asset Summary Report. Guideline section 8.4 Verification of Assets/Funds states where the account(s) serving as the source of funds must be verified, verification of the seasoned funds may include the following: Copy of the borrower's bank statement(s) for the most recent month(s); or a VOD reflecting a current and average balance for the most recent month(s).			Sufficient cash to close is documented.	8/xx/2023		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/x/2023	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.34 months or $61338.16, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 10.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.25 years
; Borrower has stable job time - Borrower has 10.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per lender’s guidelines 4.5 Minimum Credit Depth, a minimum credit depth of three (3) acceptable trade lines aged individually for a minimum of (2) years is required for LTVs greater than 65%. B1 has 2 trades for over 2 years and 1 trade at 23 months.	A lender exception was included in file.	8/x/2023	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.34 months or $61338.16, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 10.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.25 years
; Borrower has stable job time - Borrower has 10.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.34 months or $61338.16, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 10.84 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.25 years
; Borrower has stable job time - Borrower has 10.84 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.90 months or $139214.47, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 27.80 years on job
; Borrower has stable job time - Borrower has 27.80 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.90 months or $139214.47, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 27.80 years on job
; Borrower has stable job time - Borrower has 27.80 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	The final application reflects an alimony payment of $1300; however, documentation was not provided to verify this amount. The documentation received is regarding a child custody arrangement. Guidelines section 6.2 Alimony/Child Support states monthly payments that extend beyond ten (10) months are included in debt-to-income ratio. A copy of the complete divorce decree and dissolution of marriage must be provided and included in the loan file.	08/xx/2023 - Client provided trailing documents - Child support decree. Exception cleared.	8/xx/2023	Borrower liabilities verified indicator is Present	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.90 months or $139214.47, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 27.80 years on job
; Borrower has stable job time - Borrower has 27.80 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.630%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.62 months or $184363.16, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 14.42 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.33 years
; Borrower has stable job time - Borrower has 14.42 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.680%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.54 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.54 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.16 years
; Borrower has stable job time - Borrower has 2.32 years at job.
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of 586 is less than the minimum required guideline FICO of 600.	Lender Exception in file for credit score under 600 for 12 months bank statement file.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.54 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.54 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.16 years
; Borrower has stable job time - Borrower has 2.32 years at job.
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.630%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023		8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 596 is Greater than the Guideline Minimum of 575.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of 43.869 exceeds guideline maximum of 43.00. The lender did not use the student loan payment of $1,177.75 as listed on the student loan statement in file. Instead, the lender used 1% of the balance $106,134 to create a monthly payment of $1061.34. There is no payment reflected on the credit report. There is no guidance in the lender’s guidelines to use a 1% payment. Per lender guidelines 6.10 Student loans - Independent of any actual or potential deferment, the monthly payment will be included in the debt-to-income ratio for qualifying. Per Lender guidelines 6.5 Installment Accounts - Monthly payments on installment debts extending beyond ten (10) months are included in the borrower’s debt-to-income ratio. The required monthly payment reflected on the most recent statement may be used instead of the payment reflected on the credit report. Guideline section 3.13 First Time Home Buyer states if an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to: (a) 70% maximum LTV; (b) 43% maximum DTI; and (c) Qualifying income with Full Doc or 12-Month Bank Statement Program. ; CA Counter Response - Qualifying DTI of 43.869 exceeds guideline maximum of 43.00. The lender did not use the student loan payment of $1,177.75 as listed on the student loan statement in file. Instead, the lender used 1% of the balance $106,134 to create a monthly payment of $1061.34. There is no payment reflected on the credit
report.	08/xx/2023- Client provided Response - Borrower has mortgages with Anniemac and Pennymac reporting on credit so they are not considered a;
FTHB. Uploading credit for review08/xx/2023 - Client provided  rebuttal - Borrower has mortgages with xx reporting on credit so they are not considered a;
FTHB. Uploading credit for review; CA Counter Response - Qualifying DTI of 43.869 exceeds guideline maximum of 43.00. The lender did not use the student loan;
payment of $1,177.75 as listed on the student loan statement in file. Instead, the lender used 1% of the;
balance $xx to create a monthly payment of $1061.34. There is no payment reflected on the credit;
															report.	8/xx/2023	Documentation provided to support Qualifying DTI	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 596 is Greater than the Guideline Minimum of 575.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.680%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.77 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 51.45 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.45 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 59.77 months or $254692.49, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 17.28 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 17.00 years
; Borrower has stable job time - Borrower has 17.28 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.77 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 51.45 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.45 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 59.77 months or $254692.49, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 17.28 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 17.00 years
; Borrower has stable job time - Borrower has 17.28 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.77 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 51.45 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.45 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 59.77 months or $254692.49, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 17.28 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 17.00 years
; Borrower has stable job time - Borrower has 17.28 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 19.70 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.17 months or $30931.99, are greater than the Guideline Minimum of 6.00 or $16608.22.
; Borrower 1 has significant job time - Borrower has 10.30 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
; Borrower has stable job time - Borrower has 10.30 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 19.70 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.17 months or $30931.99, are greater than the Guideline Minimum of 6.00 or $16608.22.
; Borrower 1 has significant job time - Borrower has 10.30 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
; Borrower has stable job time - Borrower has 10.30 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.02 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.03 months or $18390.67, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 10.92 years on job
; Borrower has stable job time - Borrower has 10.92 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.02 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.03 months or $18390.67, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 10.92 years on job
; Borrower has stable job time - Borrower has 10.92 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Acknowledged	1171	Compliance	Notice of Special Flood Hazards is Partial	The notice of special flood hazards is Partial. Please provide a fully executed notice of special flood hazards disclosure.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.09 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 18.29 months or $38019.46, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 15.08 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.17 years
; Borrower has stable job time - Borrower has 15.08 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/x/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.09 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 18.29 months or $38019.46, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 15.08 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.17 years
; Borrower has stable job time - Borrower has 15.08 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
xx	xx	xx	xx	7/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.62 months or $184363.16, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 14.42 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.33 years
; Borrower has stable job time - Borrower has 14.42 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.62 months or $184363.16, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 14.42 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.33 years
; Borrower has stable job time - Borrower has 14.42 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The fraud report provided indicates undisclosed REO property at xx. The file is missing evidence of either property expenses, or evidence that the borrower no longer owns the properties and/or is obligated to any property expenses. The lender’s approval was also requiring proof of sale for xx (condition #xx). Provide additional documentation regarding the undisclosed REO. Additional conditions may apply.	08/xx/2023 - Client response - Uploading xx showing borrower does not own property. Uploading xx and LOE; showing xx is owned by her entity and would not be on her personal REO list. ;	8/xx/2023	Borrower liabilities verified indicator is Present	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.62 months or $184363.16, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 14.42 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.33 years
; Borrower has stable job time - Borrower has 14.42 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.54 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.54 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.16 years
; Borrower has stable job time - Borrower has 2.32 years at job.
																				D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing evidence xx was paid in full as required per lender approval/exception. xx was reflected on the estimated closing statements however it was not listed as a disbursement on the Amended Final Refinance Statement found in file.	08/xx/2023 - Client provided trailing documents - Uploading demand showing the law firm handling the collection account and the Final Settlement; Statement matches this payoff. ;	8/xx/2023	Borrower liabilities verified indicator is Present; Creditor payoff and final settlement provided to confirm payoff of debt.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.54 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.54 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.16 years
; Borrower has stable job time - Borrower has 2.32 years at job.
																				D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 596 is Greater than the Guideline Minimum of 575.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cured Post Close	-98046	Compliance	Brokerage/Finder Fee Test	This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Cure Required - Provide DIDMCA exemption or provide refund in the amount of $3,710.00
Cure Package requires a PCCD, LOE, Copy of Refund Check and proof of delivery to the borrower.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount ($4,830.00).
The Fees being tested/included are:
Mortgage Broker Fee $7,245.00
Underwriting Fee $1,295.00
Which total $8,540.00. Please provide cure package.	10/25 - Cure provided, PCCD, LOE, Copy of Refund Check and proof of delivery to the borrower.	10/xx/2023	10/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.18 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 79.96 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.96 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 135.65 months or $261590.15, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
																				D	B	B	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.630%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/xx/2023	10/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.18 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 79.96 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.96 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 135.65 months or $261590.15, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
																				D	B	C	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	Business and personal bank statements were used on the bank statement program. Guideline section Twelve or Twenty-Four Month Bank Statement Program states as prescribed by the program, the latest month's personal or business bank statements with all pages is required for all months.	An exception is in the file to allow for the use of both business and personal bank statements.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.18 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 79.96 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.96 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 135.65 months or $261590.15, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
																				D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3499	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit.	08/xx/2023 Client response - The collection account is over 2 years old and can remain open and unpaid.
08/xx/2023 Audit review - Lender guidelines 4.7 state that the earliest reporting date last active is used to determine if the collection can remain unpaid. The collection with Keynote Cons reflects a date of last activity of 06/2023 and based on guidelines is required to be paid.	8/xx/2023	Client acknowledged	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.62 months or $24338.99, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.31 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 7.31 years at job.
																				C	B	C	B	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.630%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.62 months or $24338.99, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.31 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 7.31 years at job.
																				C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.; Initial CD dated 7/xx/2023 was acknowledged by borrower on 7/xx/2023 which was less than 3 days prior to consummation of 7/xx/2023	08/xx/2023 - Client provided response - Proof of delivery on file shows that the borrower viewed the initial CD on 7/xx/23, which xx accepts;
as proof of receipt on 7/xx/23. Sent to compliance for remediation. ; Initial CD dated 7/xx/2023 was acknowledged by borrower on 7/xx/2023 which was less than 3 days prior to consummation of 7/xx/2023	8/xx/2023	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.62 months or $24338.99, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.31 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 7.31 years at job.
																				C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.670%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 74.99 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 206.47 months or $421302.79, are greater than the Guideline Minimum  or $0.00.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 74.99 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 206.47 months or $421302.79, are greater than the Guideline Minimum  or $0.00.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 74.99 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 206.47 months or $421302.79, are greater than the Guideline Minimum  or $0.00.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.02 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.03 months or $18390.67, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 10.92 years on job
; Borrower has stable job time - Borrower has 10.92 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023		8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2077	Credit	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool. Additional conditions may apply.	08/xx/2023 - client provided Fraud report	8/xx/2023	Fraud report Present.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 13.13 months or $141001.93, are greater than the Guideline Minimum of 6.00 or $64410.46.
; Borrower 1 has significant job time - Borrower has 6.51 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 23.00 years
; Borrower has stable job time - Borrower has 6.51 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 13.13 months or $141001.93, are greater than the Guideline Minimum of 6.00 or $64410.46.
; Borrower 1 has significant job time - Borrower has 6.51 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 23.00 years
; Borrower has stable job time - Borrower has 6.51 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 13.13 months or $141001.93, are greater than the Guideline Minimum of 6.00 or $64410.46.
; Borrower 1 has significant job time - Borrower has 6.51 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 23.00 years
; Borrower has stable job time - Borrower has 6.51 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.74 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is Greater than the Guideline Minimum of 750.
; Borrower 1 has significant job time - Borrower has 6.43 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 6.43 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	; The liquid reserves of 2.67 months or $14604.32, are less than the Guidelines minimum required of 12.00 or $65546.06. The borrower’s verified available assets per the business statement #xx printout dated 07/xx/2023 is $93,166.40. The funds required to close is $78,562.08, leaving $14,604.32 or 2.67 months in reserves. The NP Ratesheet and Matrix dated 07/xx/2023 requires 12 months PITIA reserves with LTV’s greater than 85%. Please provide additional assets to meet required reserves. Additional conditions may apply.	08/xx/2023 - Client acknowledged - Ok per JJ for reserves less than 12 months, comp factors, 773 FICO, AAA credit, borrower S/E for 5+ years,;
subject property in C2 condition having been recently remodeled	8/xx/2023	Acknowledged by Client	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.74 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is Greater than the Guideline Minimum of 750.
; Borrower 1 has significant job time - Borrower has 6.43 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 6.43 years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.74 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is Greater than the Guideline Minimum of 750.
; Borrower 1 has significant job time - Borrower has 6.43 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 6.43 years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.72 is less than the Guideline DTI of 50.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 3.42 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.72 is less than the Guideline DTI of 50.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 3.42 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.72 is less than the Guideline DTI of 50.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 3.42 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	08/xx/2023 - client provided UCDP report	8/xx/2023	Third Party Valuation Product Provided.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.18 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 79.96 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.96 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 135.65 months or $261590.15, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
																				D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
xx	xx	xx	xx	7/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	947	Property	External Obsolescense Present Indicator is Yes	External obsolescence present indicator is Yes. Guideline Section 9.4 Property Marketability Factors details items that could affect the marketability such as external obsolescence. Subject property abuts what appears to be a large business with numerous semi-truck and trailers parked up against the property line. Appraiser did not provide any details regarding this business's impact on value ( none of the comparable sales appear to share the same external obsolescence) and any environmental risk hazards this property may have on subject. Additional conditions may apply.	08/xx/2023 Per client - External obsolescence caused by the location of private property as oppose by real estate, is mitigated by the 57% LTV. Lender price based mitigation.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.62 months or $24338.99, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.31 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 7.31 years at job.
																				C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	7/xx/2023	xx	AZ	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.51 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has 3.15 years at job.
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Documentation is not in file to verify the CPA. Guideline Section 5, IX. Acceptable Evidence of Self-Employed Business states the tax preparer's letter must be on tax preparer's letterhead, tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence; and signed letter from the borrower's tax preparer explaining (i) tax preparer's relationship to the business, (ii) personal knowledge of the length of time the business has been in existence, and (iii) percentage of borrower's ownership in the business entity.	08/xx/2023 - Client response/trailing - Uploading homepage of CPA website.	8/xx/2023	CPA verification provided.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.37 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 35.31 months or $315566.47, are greater than the Guideline Minimum of 12.00 or $107259.36.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 4.93 years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.37 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 35.31 months or $315566.47, are greater than the Guideline Minimum of 12.00 or $107259.36.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 4.93 years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.37 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 35.31 months or $315566.47, are greater than the Guideline Minimum of 12.00 or $107259.36.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 4.93 years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Guideline section 7.2 Debt-To-Income Ratio Monthly Housing Expense states the monthly housing expense is comprised of principal and interest payments, payments on subordinate financing on the borrower's principal residence (if applicable), hazard insurance, flood insurance (if applicable), mortgage insurance (if applicable), real estate taxes and/or assessments, and homeowner's association fees on the borrower's principal residence (if applicable). Lender to provide evidence HOA dues ( as reflected on 100) as $270 per mo) for departure property.	08/xx/2023 - Client response - Uploading SiteX for review reflecting SFR. Broker/processor completed the 1003 incorrectly and removing it will only lower the DTI. ;	8/xx/2023	Borrower liabilities verified indicator is Present	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.37 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 35.31 months or $315566.47, are greater than the Guideline Minimum of 12.00 or $107259.36.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 4.93 years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3500	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. The Borrower was qualified using the ITIN program, however both credit reports in file show that the Borrower has been issued a SSN. There is no 3rd party documentation in the file clearing the credit alerts for the Borrower's SSN. A Borrower signed LOE in the file is not sufficient to clear this condition. Lender to provide 3rd party verification that the SSN alerts on file have been cleared.	08/xx/2023 - Per xx Sr Mgmt, the ITIN program’s LTV restrictions and pricing mitigate the risks with ITIN and other numbers showing on credit so long as the borrower can document that the number run under their name has been validated. In this case we have the ITIN document showing the number and borrower’s name; loan closed within ITIN parameters.	8/xx/2023	Borrower residency documentation has been provided and there are no issues with documentation. Lender mitigated with pricing as documented on their approval	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 32.51 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.75 months or $11759.08, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.97 years
; Borrower has stable job time - Borrower has 2.20 years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of 4.33 exceed 3.00allowable per guidelines. A lender exception was approved to exceed the 3% IPC maximum.	A lender exception was included in the file.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 32.51 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.75 months or $11759.08, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.97 years
; Borrower has stable job time - Borrower has 2.20 years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 690 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 41.00 months or $95748.68, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.66 years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 690 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 41.00 months or $95748.68, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.66 years
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 690 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 41.00 months or $95748.68, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.66 years
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The borrower utilized non liquid assets to satisfy the depletion requirement. Please provide evidence of liquidation of the retirement/brokerage accounts to fulfill the depletion requirement. Per lender’s guidelines for the ATR asset depletion program 5.2; In the event that the borrower has sufficient liquid assets to pay off the loan in full, xx would consider this asset source as fulfilling the DTI/Residual income prong of the ATR test.	08/xx/2023 Per client -Retirement and brokerage funds are considered liquid assets in xx’s view. The retirement account has a 50% haircut as a standard practice as opposed to a full liquidation which would be required if they were used for closing funds.	8/xx/2023	The borrower income verification does match approval. Retirement and brokerage funds are considered liquid assets in xx’s view.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 690 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 41.00 months or $95748.68, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.66 years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 647 is Greater than the Guideline Minimum of 625.
; Borrower 1 has significant job time - Borrower has 6.91 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has 6.91 years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Cleared to Revoked.;
loan listed by UW as investment property; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines, therefore downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Revoked to Cured Post Close.;
HPML is compliant and allowed per lender guidelines, therefore downgraded to A.; HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	10/xx/2023	The higher-priced mortgage loan threshold is not applicable to this loan for one of the following reasons: ( 12 CFR §1026.35(a)(1) )The loan is not secured by the consumer's principal dwelling; orThe loan is an open-end credit plan; orThe loan is a transaction to finance the initial construction of a dwelling; orThe loan is a temporary or "bridge" loan with a term of 12 months or less, such as a loan to purchase a new dwelling where the consumer plans to sell a current dwelling within 12 months.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 647 is Greater than the Guideline Minimum of 625.
; Borrower 1 has significant job time - Borrower has 6.91 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has 6.91 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.67 months or $39544.53, are greater than the Guideline Minimum of 6.00 or $24529.30.
; Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	The borrower has only been self-employed 1 year 8 months. Guideline section 5.21 Length of Self-Employment states income from a self-employed borrower generally requires two (2) or more years to be considered stable income.	An exception is in file to allow self-employment of 1 year 8 months versus the required 2 years.	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.67 months or $39544.53, are greater than the Guideline Minimum of 6.00 or $24529.30.
; Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.67 months or $39544.53, are greater than the Guideline Minimum of 6.00 or $24529.30.
; Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 34.72 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.18 months or $82830.34, are greater than the Guideline Minimum of 6.00 or $60743.80.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. (i) Guideline Section 5 Income VI Rental Income for Alt Doc loans required copy of the current lease agreement, file only contains copy of the amendment extending the lease out an additional year.	08/xx/2023 - Client response - Loan is a purchase without the use of any rental income, no rental items are needed on purchases in this; manner	8/xx/2023	The borrower income verification does match approval.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 34.72 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.18 months or $82830.34, are greater than the Guideline Minimum of 6.00 or $60743.80.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	GA	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Please confirm free and clear. REO located at xx. Final 1003 reflects mortgage on this property of $ 2311 per month with a mortgage balance of $ xx.with no Lender listed, However, LOE states free and clear and loan amount shows	08/xx/2023 - Client response - REO at xx was the subject of another transaction with xx. It was confirmed;
internally to be free and clear as per LOE which was sufficient for our documentation. Lender did;
not indicate New xx to reflect new mortgage in process for REO	8/xx/2023	Housing delinquency meets guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 93.65 months or $212132.06, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.78 years on job
; Borrower has stable job time - Borrower has 8.78 years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 34.72 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.18 months or $82830.34, are greater than the Guideline Minimum of 6.00 or $60743.80.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.630%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.13 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.13 is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.72 months or $11330.12, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 10.17 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years
; Borrower has stable job time - Borrower has 10.17 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.630%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.630%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Borrower 1 has significant job time - Borrower has 24.67 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years
; Borrower has stable job time - Borrower has 24.67 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Borrower 1 has significant job time - Borrower has 24.67 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years
; Borrower has stable job time - Borrower has 24.67 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Borrower 1 has significant job time - Borrower has 24.67 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years
; Borrower has stable job time - Borrower has 24.67 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.77 months or $19456.97, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
; Borrower has stable job time - Borrower has 4.70 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.77 months or $19456.97, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
; Borrower has stable job time - Borrower has 4.70 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.77 months or $19456.97, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
; Borrower has stable job time - Borrower has 4.70 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years ; Borrower has stable job time - Borrower has 3.54 years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years ; Borrower has stable job time - Borrower has 3.54 years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years ; Borrower has stable job time - Borrower has 3.54 years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Borrower 1 has significant job time - Borrower has 9.50 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 14.50 years
; Borrower has stable job time - Borrower has 9.50 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Borrower 1 has significant job time - Borrower has 9.50 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 14.50 years
; Borrower has stable job time - Borrower has 9.50 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Borrower 1 has significant job time - Borrower has 9.50 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 14.50 years
; Borrower has stable job time - Borrower has 9.50 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 21.45 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.60 months or $99723.61, are greater than the Guideline Minimum of 12.00 or $72097.24.
; Borrower 1 has significant job time - Borrower has 15.53 years on job
; Borrower has stable job time - Borrower has 15.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of 312.11 exceeds the lender guidelines tolerance for payment shock. The maximum payment shock allowed for FTHB per lender’s guidelines is 300%. A lender exception was approved to exceed 300% that was provided in the file. This condition will be considered non-material.	A lender exception was provided.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 21.45 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.60 months or $99723.61, are greater than the Guideline Minimum of 12.00 or $72097.24.
; Borrower 1 has significant job time - Borrower has 15.53 years on job
; Borrower has stable job time - Borrower has 15.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 21.45 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.60 months or $99723.61, are greater than the Guideline Minimum of 12.00 or $72097.24.
; Borrower 1 has significant job time - Borrower has 15.53 years on job
; Borrower has stable job time - Borrower has 15.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 21.45 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.60 months or $99723.61, are greater than the Guideline Minimum of 12.00 or $72097.24.
; Borrower 1 has significant job time - Borrower has 15.53 years on job
; Borrower has stable job time - Borrower has 15.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	HI	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	654	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial. File is missing supporting documentation to explain the address on the driver license, credit report and current date bank statements of xx. Additional conditions may apply	08/xx/2023 - Client provide response - The driver’s licenses were issued more than 2 years ago with the 1003 showing our borrower’s at their;
own property for the last 2 years, appears they simply did not update their licenses. Having bank;
statements with older addresses on there are also more and more common due to online banking and;
not actually needing paper statements. This is an older address that the borrower no longer lives at.	8/xx/2023	CoBorrower liabilities verified indicator is Present	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.01 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.67 months or $96543.83, are greater than the Guideline Minimum of 6.00 or $54293.50.
; Borrower 1 has significant job time - Borrower has 6.57 years on job
; Borrower has stable job time - Borrower has 6.57 years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	HI	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.01 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.67 months or $96543.83, are greater than the Guideline Minimum of 6.00 or $54293.50.
; Borrower 1 has significant job time - Borrower has 6.57 years on job
; Borrower has stable job time - Borrower has 6.57 years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	HI	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.01 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.67 months or $96543.83, are greater than the Guideline Minimum of 6.00 or $54293.50.
; Borrower 1 has significant job time - Borrower has 6.57 years on job
; Borrower has stable job time - Borrower has 6.57 years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	HI	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation to explain the address on the driver license, credit report and current date bank statements of xx. Additional conditions may apply	08/xx/2023 - Client provide response - The driver’s licenses were issued more than 2 years ago with the 1003 showing our borrower’s at their;
own property for the last 2 years, appears they simply did not update their licenses. Having bank;
statements with older addresses on there are also more and more common due to online banking and;
not actually needing paper statements. This is an older address that the borrower no longer lives at.	8/xx/2023	Borrower liabilities verified indicator is Present	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.01 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.67 months or $96543.83, are greater than the Guideline Minimum of 6.00 or $54293.50.
; Borrower 1 has significant job time - Borrower has 6.57 years on job
; Borrower has stable job time - Borrower has 6.57 years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3794	Credit	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file. The lender approval and Occupancy Affidavit in file shows this property was approved as an Owner Occupied, primary residence. The AE synopsis, final URLA, LOE from Borrower stating they live rent free at another address and lease in file show the subject property is an investment property.	08/xx/2023 - Client response - The actual occupancy is NOO but since borrowers own no other properties in TX, this is treated as their homestead per TX A6 Home Equity laws. It was completed in this manner on the advice of our TX attorneys that the subject must abide by A6 regulations	8/xx/2023	Occupancy is supported by documentation provided in the loan file.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 647 is Greater than the Guideline Minimum of 625.
; Borrower 1 has significant job time - Borrower has 6.91 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has 6.91 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	GA	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 93.65 months or $212132.06, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.78 years on job
; Borrower has stable job time - Borrower has 8.78 years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	GA	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3432	Credit	Property recently listed for sale	Property was recently listed for sale outside of lender's guideline tolerance for recently listed properties. Guideline Section 9, Property Eligibility 9.1 reflect that properties listed for sale within the last six (6) months (refinance transactions) are ineligible for the Non-Prime program. Appraiser noted that the subject was listed for sale on 05/xx/2023 and removed from the market 05/xx/2023.	08/xx/2023 - Client response - LOE was found to be sufficient for exception, and the lowest listing price was used for the max LTV of 75%. Per UW management this was acceptable for exception. ;	8/xx/2023	Lender provided acceptable documentation to demonstrate that property was not listed for sale outside of lender's guideline tolerance for recently listed properties.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 93.65 months or $212132.06, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.78 years on job
; Borrower has stable job time - Borrower has 8.78 years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of 45.78% exceeds guideline maximum of 43.00%. Per lender’s guidelines, the maximum DTI for a FTHB with no rental history is 43%. A lender exception was approved and included in the loan file to exceed 43% DTI.	A lender exception was approved and included in the loan file to exceed 43% DTI.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.13 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.13 is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.72 months or $11330.12, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 10.17 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years
; Borrower has stable job time - Borrower has 10.17 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.13 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.13 is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.72 months or $11330.12, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 10.17 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years
; Borrower has stable job time - Borrower has 10.17 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: The $30,000 earnest money deposit check provided in the file did not reflect clearing/deducting from the borrower’s business checking account. Please provide appropriate source and seasoning for the earnest money funds.	08/xx/2023 - Client provided rebuttal - per Sec. Guidelines Sec 8.6 we only need a copy of the check and the escrow deposit receipt, which is what we; have.	8/xx/2023	per Guidelines Sec 8.6 we only need a copy of the check and the escrow deposit receipt, which is what we; have.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.13 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.13 is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.72 months or $11330.12, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 10.17 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years
; Borrower has stable job time - Borrower has 10.17 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 59.43 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.00 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 126.44 months or $801767.43, are greater than the Guideline Minimum  or $0.00.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 59.43 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.00 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 126.44 months or $801767.43, are greater than the Guideline Minimum  or $0.00.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The borrower utilized non liquid assets to satisfy the depletion requirement. Please provide evidence of liquidation of the retirement/brokerage accounts to fulfill the depletion requirement. Per lender’s guidelines for the ATR asset depletion program 5.2; In the event that the borrower has sufficient liquid assets to pay off the loan in full, xx would consider this asset source as fulfilling the DTI/Residual income prong of the ATR test.	08/xx/2023 - Client provided response - Retirement and brokerage funds are considered liquid assets in xx’s view. The retirement account has;
a 60% haircut as a standard practice as opposed to a full liquidation which would be required if they;
were used for closing funds.	8/xx/2023	The borrower income verification does match approval. Lender considers the retirement funds provided as liquid (60%)	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 59.43 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.00 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 126.44 months or $801767.43, are greater than the Guideline Minimum  or $0.00.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-97142	Compliance	CT NPHLA Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( CT SB 949, §3(a)(7)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.23 months or $42742.38, are greater than the Guideline Minimum of 6.00 or $15800.68.
; Borrower has stable job time - Borrower has 4.93 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-97141	Compliance	Nonprime Home Loan (Oct. 1 2009 and after)	Nonprime Home Loan (CT ST §36a-760(a)(7))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings: The loan meets or exceeds the average prime offer rate APR threshold; The proceeds of the loan are to be used primarily for personal family or household purposes; The loan is secured by a mortgage upon an interest in one-to-four family residential property; The property is intended to be used or occupied by the borrower as a principal residence; and The loan amount is less than or equal to $417,000.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Nonprime Home Loan (Oct. 1, 2009 and after)' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.23 months or $42742.38, are greater than the Guideline Minimum of 6.00 or $15800.68.
; Borrower has stable job time - Borrower has 4.93 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrows and met appraisal requirements
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.23 months or $42742.38, are greater than the Guideline Minimum of 6.00 or $15800.68.
; Borrower has stable job time - Borrower has 4.93 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96416	Compliance	CT Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( CT SB 949, §3(a)(7)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.23 months or $42742.38, are greater than the Guideline Minimum of 6.00 or $15800.68.
; Borrower has stable job time - Borrower has 4.93 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.23 months or $42742.38, are greater than the Guideline Minimum of 6.00 or $15800.68.
; Borrower has stable job time - Borrower has 4.93 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.23 months or $42742.38, are greater than the Guideline Minimum of 6.00 or $15800.68.
; Borrower has stable job time - Borrower has 4.93 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 6.12 years on job
; Borrower has stable job time - Borrower has 6.12 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 6.12 years on job
; Borrower has stable job time - Borrower has 6.12 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 6.12 years on job
; Borrower has stable job time - Borrower has 6.12 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	MO	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.18 months or $51109.93, are greater than the Guideline Minimum of 6.00 or $33416.66.
; Borrower 1 has significant job time - Borrower has 11.82 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.33 years
; Borrower has stable job time - Borrower has 11.82 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.86 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.50 months or $65018.09, are greater than the Guideline Minimum of 6.00 or $37138.96.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 3.56 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 17.16 months or $187505.92, are greater than the Guideline Minimum of 6.00 or $65567.86.
; Borrower 1 has significant job time - Borrower has 8.27 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 8.27 years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 17.16 months or $187505.92, are greater than the Guideline Minimum of 6.00 or $65567.86.
; Borrower 1 has significant job time - Borrower has 8.27 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 8.27 years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file does not contain verification of the tax preparer or their business. Guideline section IX. Acceptable Evidence of Self-Employed Business states when a tax preparer's letter is provided for verification of a current and active business, the letter must be on tax preparer's letterhead; tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence; and signed letter from the borrower's tax preparer.	08/xx/2023 - Client provided Trailing documents - CPA Verification; xx Verification of entity	8/xx/2023	CPA Verification; Entity verification provided. Exception cleared.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 17.16 months or $187505.92, are greater than the Guideline Minimum of 6.00 or $65567.86.
; Borrower 1 has significant job time - Borrower has 8.27 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 8.27 years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.95 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 42.68 months or $464658.16, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 4.04 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.95 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 42.68 months or $464658.16, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 4.04 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.95 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 42.68 months or $464658.16, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 4.04 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2077	Credit	Fraud Report Missing	Fraud report Missing.	08/xx/2023 - Client provided trailing documents - Data Verify fraud report; Exception cleared.	8/xx/2023	Fraud report Present.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.59 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.59 years at job.
																				D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.740%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.740%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.740%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.59 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.59 years at job.
																				D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 70.00 is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of xx and value used for LTV of xx. The NP Ratesheet & Matrix 2023 07 27 reflects max LTV/CLTV of 65% for a cash-out refinance with a minimum FICO of 600.	There is an exception in file to increase the LTV to 70% as long as the borrower is paying off accounts and receives minimum cash in hand.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.59 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.59 years at job.
																				D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 70.00 is greater than the maximum allowable guideline CLTV of 65.00. The NP Ratesheet & Matrix 2023 07 27 reflects max LTV/CLTV of 65% for a cash-out refinance with a minimum FICO of 600.	There is an exception in file to increase the LTV to 70% as long as the borrower is paying off accounts and receives minimum cash in hand.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.59 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.59 years at job.
																				D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.670%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML with established escrow and met appraisal requirements, loan downgraded to an A.	10/xx/2023	10/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 23.47 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 31.94 months or $279309.28, are greater than the Guideline Minimum of 6.00 or $52472.32.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.25 years
; Borrower has stable job time - Borrower has 3.54 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.18 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 750.
; Borrower has stable job time - Borrower has 3.59 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.18 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 750.
; Borrower has stable job time - Borrower has 3.59 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.18 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 750.
; Borrower has stable job time - Borrower has 3.59 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.88 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 694 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 27.64 months or $230930.82, are greater than the Guideline Minimum of 6.00 or $50126.88.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 4.41 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	MO	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.18 months or $51109.93, are greater than the Guideline Minimum of 6.00 or $33416.66.
; Borrower 1 has significant job time - Borrower has 11.82 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.33 years
; Borrower has stable job time - Borrower has 11.82 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	MO	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.18 months or $51109.93, are greater than the Guideline Minimum of 6.00 or $33416.66.
; Borrower 1 has significant job time - Borrower has 11.82 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.33 years
; Borrower has stable job time - Borrower has 11.82 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of 50.30 exceeds guideline maximum of 50.00.	Lender guides round down.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 65.22 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.22 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.16 months or $36877.57, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 9.28 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.33 years
; Borrower has stable job time - Borrower has 9.28 years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 65.22 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.22 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.16 months or $36877.57, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 9.28 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.33 years
; Borrower has stable job time - Borrower has 9.28 years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 65.22 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.22 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.16 months or $36877.57, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 9.28 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.33 years
; Borrower has stable job time - Borrower has 9.28 years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 65.22 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.22 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.16 months or $36877.57, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 9.28 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.33 years
; Borrower has stable job time - Borrower has 9.28 years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.86 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.50 months or $65018.09, are greater than the Guideline Minimum of 6.00 or $37138.96.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 3.56 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.86 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.50 months or $65018.09, are greater than the Guideline Minimum of 6.00 or $37138.96.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 3.56 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 63.50 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.50 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.44 months or $73350.59, are greater than the Guideline Minimum of 12.00 or $57009.59.
; Borrower has stable job time - Borrower has 4.10 years at job.
																				C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.720%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 17.19 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 19.11 months or $112418.63, are greater than the Guideline Minimum of 6.00 or $35291.72.
; Borrower 1 has significant job time - Borrower has 5.19 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.67 years
; Borrower has stable job time - Borrower has 5.19 years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The earnest money deposit in the amount of $xx on 1/xx/2023 was paid via a credit card acct # ending xx. This account does not appear on the borrower’s credit report. Please provide a recent statement, credit supplement, or other evidence that the borrower is not obligated for an additional payment. Additional conditions may apply.	08/xx/2023 - Client provided trailing documents - Uploading borrower’s business bank statement from January 2023 showing that the VISA payment; clearance was a debit card and not a credit card.	8/xx/2023	Borrower liabilities verified; WF bank statement shows debit in the amount equal to the EMD - confirming the card is a debt vs. Credit card.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 17.19 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 19.11 months or $112418.63, are greater than the Guideline Minimum of 6.00 or $35291.72.
; Borrower 1 has significant job time - Borrower has 5.19 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.67 years
; Borrower has stable job time - Borrower has 5.19 years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 17.19 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 19.11 months or $112418.63, are greater than the Guideline Minimum of 6.00 or $35291.72.
; Borrower 1 has significant job time - Borrower has 5.19 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.67 years
; Borrower has stable job time - Borrower has 5.19 years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.460%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.460%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.460%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.56 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.60 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 5.60 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	The credit report reflects four tradelines with none of the tradelines seasoned greater than two years. Guideline section 4.5 Minimum Credit Depth states for LTVs less than or equal to 65%, three tradelines are required but only one of the tradelines needs to be seasoned greater than two years.	Lender granted exception for insufficient trade lines with a Max LTV of 65% and .5% in fee to broker.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.56 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.60 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 5.60 years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.56 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.60 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 5.60 years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.84 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.59 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.59 years at job.
																				D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	VA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.700%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.700%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.700%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023		8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 35.50 years ; Borrower has stable job time - Borrower has 4.05 years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	VA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 35.50 years ; Borrower has stable job time - Borrower has 4.05 years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	VA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/xx/2023	Borrower has more than 2 years at current residence - Borrower at current residence 35.50 years ; Borrower has stable job time - Borrower has 4.05 years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cured Post Close	-99349	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,142,256.31. The disclosed finance charge of $1,141,784.87 is not considered accurate because it is understated by more than $100.; 09/xx/2023 - Client provided rebuttal - xx respective response(s) for finding(s):
TILA § 1026.4(c)(7)(ii) states that "Fees for preparing loan-related documents, such as deeds, mortgages,
and reconveyance or settlement documents" are not included in the Finance Charge.; TILA 130b Cure Required. The CD dated 8/x/2023 is underdisclosed by $471.44. Refund in the amount of $471.44, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery; TILA section 1026.4 requires a settlement agent fee to be included in the finance charges unless its included in a fee that is excluded in 1026.4(c)(7). The settlement agent fee is charged separately from the title exam, or title insurance charges therefore it is required to be considered a finance charge.	Lender response: Title Settlement agent fee of $500 should not be included in finance charge/total of payments.
9/xx/2023 - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery 8/xx/2023 which downgrades the exception to a B	9/xx/2023	9/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.42 months or $78183.60, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.27 years on job
; Borrower has stable job time - Borrower has 5.27 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cured Post Close	-96268	Compliance	TRID Total of Payments Test	This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )The total of payments is $1,937,958.31. The disclosed total of payments of $1,937,486.87 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy.; Disagree - TOP is calculated using all principal, interest (including prepaid interest), MI & loan costs – Section D (all costs in section A-C). Since the settlement fee is in section C, it is required to be included in TOP; TILA 130b Cure Required. The CD dated 8/x/2023 is underdisclosed by $471.44. Refund in the amount of $471.44, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery	Lender response: Title Settlement agent fee of $500 should not be included in finance charge/total of payments.	9/xx/2023	Exception fired in error; Change status of 'TRID Total of Payments Test' from Open Rebuttal to Cured Post Close.;
9/xx/2023 - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery 8/xx/2023 which downgrades the exception to a B	9/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.42 months or $78183.60, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.27 years on job
; Borrower has stable job time - Borrower has 5.27 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 23.47 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 31.94 months or $279309.28, are greater than the Guideline Minimum of 6.00 or $52472.32.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.25 years
; Borrower has stable job time - Borrower has 3.54 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 23.47 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 31.94 months or $279309.28, are greater than the Guideline Minimum of 6.00 or $52472.32.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.25 years
; Borrower has stable job time - Borrower has 3.54 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 26.00 months or $342061.93, are greater than the Guideline Minimum of 6.00 or $78937.02.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.50 years at job.
																				C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 193.55 is greater than the maximum allowable guideline CLTV of 85.00.; Underwriting CLTV of 214.29 is greater than the maximum allowable guideline CLTV of 90.00.	Original CLTV of 79.37 adheres to the guideline maximum CLTV of 85.00.; Original CLTV of 79.37 adheres to the guideline maximum CLTV of 85.00.	10/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 26.00 months or $342061.93, are greater than the Guideline Minimum of 6.00 or $78937.02.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.50 years at job.
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 193.55 is greater than the maximum allowable guideline LTV of 85.00 based on a loan amount of xx and value used for LTV of xx.00.; Underwriting LTV of 214.29 is greater than the maximum allowable guideline LTV of 90.00 based on a loan amount of xx and value used for LTV of xx.00.	Original LTV of 79.37 adheres to the guideline maximum LTV of 85.00.; Original LTV of 79.37 adheres to the guideline maximum LTV of 85.00.	10/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 26.00 months or $342061.93, are greater than the Guideline Minimum of 6.00 or $78937.02.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.50 years at job.
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/x/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is Greater than the Guideline Minimum of 750.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: There is no evidence provided in the file that the gift funds of $55,000 were either deposited into the borrower’s account or wired to the title company for closing. Please provide appropriate documentation of the receipt of gift funds. Per lender’s guidelines section 8.7 Gift Funds; Receipt of Gift Funds. Evidence that the gift funds have been transferred from the donor’s account to the borrower with the following; a copy of the wire receipt from the donor’s account into the borrower’s account, or copy of the certified check from the donor to the borrower, or if the gift funds were deposited directly into escrow, a copy of the check with a certified escrow deposit or wire receipt. Additional conditions may apply.	09/xx/2023 - Client provided trailing documents - Funds to close - Wire receipt for escrow. Exception cleared.	9/x/2023	Wire Transfer receipt of escrow funds in the amount of 55k received by client. Exception cleared.	9/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.81 months or $35065.36, are greater than the Guideline Minimum of 6.00 or $19470.68.
; Borrower 1 has significant job time - Borrower has 7.25 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 7.25 years at job.
																				C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 80.00 is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of xx and value used for LTV of xx.00. Per lender’s guidelines section 3.13 First Time Homebuyer; If a FTBH, for a primary residence purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to 70% maximum LTV. According to the rent free letter provided in the file and the fraud report, the borrower is currently not paying rent and has not previously owned a property.	Acknowledged by Client 08/xx/2023 - Client provided lender exception - Ok per JJ for LTV over 70% on FTHB not paying rent and going beyond 43% DTI, comp factors, 800 FICO, AAA credit, S/E for 7+ years, paying electricity bill instead of formal amount in lieu of rent, subject in C3 condition having been recently remodeled, with very good modernization per first appraisal and C2 good/excellent overall;
condition per 2nd appraisal.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.81 months or $35065.36, are greater than the Guideline Minimum of 6.00 or $19470.68.
; Borrower 1 has significant job time - Borrower has 7.25 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 7.25 years at job.
																				C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of 49.71% exceeds guideline maximum of 43.00%. Per lender’s guidelines section 3.13 First Time Homebuyer; If a FTBH, for a primary residence purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to 43% maximum DTI. According to the rent free letter provided in the file and the fraud report, the borrower is currently not paying rent and has not previously owned a property.	Acknowledged by Client 08/xx/2023 - Client provided lender exception - Ok per JJ for LTV over 70% on FTHB not paying rent and going beyond 43% DTI, comp factors, 800 FICO, AAA credit, S/E for 7+ years, paying electricity bill instead of formal amount in lieu of rent, subject in C3 condition having been recently remodeled, with very good modernization per first appraisal and C2 good/excellent overall;
condition per 2nd appraisal.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.81 months or $35065.36, are greater than the Guideline Minimum of 6.00 or $19470.68.
; Borrower 1 has significant job time - Borrower has 7.25 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 7.25 years at job.
																				C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	2460	Property	Third Party Desk Review variance to appraised value exceeds 10%	Third party Desk Review variance of -10.34 exceeds 10% maximum allowed. A lender exception was included in the file approving the original value. Finding is considered non-material.	A lender exception was included in the file approving the original value.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.81 months or $35065.36, are greater than the Guideline Minimum of 6.00 or $19470.68.
; Borrower 1 has significant job time - Borrower has 7.25 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 7.25 years at job.
																				C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 10.81 months or $35065.36, are greater than the Guideline Minimum of 6.00 or $19470.68.
; Borrower 1 has significant job time - Borrower has 7.25 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
; Borrower has stable job time - Borrower has 7.25 years at job.
																				C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Guideline 8.19 Business Deposit Accounts require hand written Letter of Explanation executed by the majority business owner describing the impact on the business if business funds are used for closing.	08/xx/2023 - Client provided lender exception - Ok per JJ to forego the LOE for business funds use, comp factors, 694 FICO, no history of mortgage lates, S/E;
for 4+ years, significant assets held in business name.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.88 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 694 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 27.64 months or $230930.82, are greater than the Guideline Minimum of 6.00 or $50126.88.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 4.41 years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.88 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 694 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 27.64 months or $230930.82, are greater than the Guideline Minimum of 6.00 or $50126.88.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 4.41 years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 690 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 41.00 months or $95748.68, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.66 years
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 63.50 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.50 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.44 months or $73350.59, are greater than the Guideline Minimum of 12.00 or $57009.59.
; Borrower has stable job time - Borrower has 4.10 years at job.
																				C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Lender's approval and Guidelines section 21.3 required the appraiser to correct/clarify the following: Appraiser to clarify if smoke detectors are installed per the city code and to clarify if he outbuildings deferred maintenance represents health or safety issues and if yes a cost to cure is required.	08/xx/2023 - Client provided trailing documents - Uploading updated appraisal with comments on pg 14 of the PDF attesting to the presence of smoke detectors and no health or safety concerns for the outbuilding.	8/xx/2023	Appraisal guideline violation is now acceptable.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 63.50 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.50 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.44 months or $73350.59, are greater than the Guideline Minimum of 12.00 or $57009.59.
; Borrower has stable job time - Borrower has 4.10 years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Guidelines section 8.4 Source of Funds requires the source of all funds paid outside of closing/escrow and reflected as a credit on the closing statement be sourced. EMD check of $15,000 from xx was not sourced/verified.	08/xx/2023 - Client rebuttal - The copy of the check is all that is needed per that guideline, no requirement for a bank; statement exists. ;	8/xx/2023	The copy of the check is all that is needed per that guideline, no requirement for a bank; statement exists. ;	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 63.50 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.50 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.44 months or $73350.59, are greater than the Guideline Minimum of 12.00 or $57009.59.
; Borrower has stable job time - Borrower has 4.10 years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.820%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.72 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 591 is Greater than the Guideline Minimum of 575.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.33 months or $40134.20, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.08 years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.72 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 591 is Greater than the Guideline Minimum of 575.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.33 months or $40134.20, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.08 years
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.72 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 591 is Greater than the Guideline Minimum of 575.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.33 months or $40134.20, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.08 years
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	PA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3433	Credit	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	The exception 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' is cleared.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.72 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 591 is Greater than the Guideline Minimum of 575.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.33 months or $40134.20, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.08 years
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.700%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.700%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.700%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.10 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 28.23 is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.23 is less than Guideline CLTV of 50.00.
; Borrower 1 has significant job time - Borrower has 17.45 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.42 years
; Borrower has stable job time - Borrower has 17.45 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of 552 is less than the minimum required guideline FICO of 575.	Lender exception in file for FICO below minimum.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.10 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 28.23 is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.23 is less than Guideline CLTV of 50.00.
; Borrower 1 has significant job time - Borrower has 17.45 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.42 years
; Borrower has stable job time - Borrower has 17.45 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The file does not contain a complete verification of mortgage. July 2023, August 2023 and November 2022 mortgage payments are missing. Total monthly payments are $740.92, however the Borrower only made partial payments for the following months: $540.92 for October 2022, $240.92 for September 2022 and $500 for June 2022. Per lender guidelines 4.15 - The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the last twelve (12) months.	08/xx/2023 - Client provided acknowledgement - Ok per JJ for lacking a full 12 month VOM as per Sec 4.16 as well as escrow holdback, comp factors, 29% LTV, B1 S/E for 13+ years and B2 on het job for 15 years, paying off 18 debts, subject property in C3 like new condition after recent renovations	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.10 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 28.23 is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.23 is less than Guideline CLTV of 50.00.
; Borrower 1 has significant job time - Borrower has 17.45 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.42 years
; Borrower has stable job time - Borrower has 17.45 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/x/2023	xx	NJ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2427	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Provide detailed documentation/disposition for loan in lender inventory as # xx not disclosed on the 1003 as debt owed. Drive report reflects this loan is associated with borrower and the address of xx	08/xx/2023 - Client response - Other loan was still in process at the time the subject loan closed.	8/xx/2023	Alerts from Fraud Report have been cleared. xx loan xx in progress.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.56 is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has 5.60 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 5.60 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.680%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Borrower 1 has significant job time - Borrower has 18.27 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 22.50 years
; Borrower has stable job time - Borrower has 18.27 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Borrower 1 has significant job time - Borrower has 18.27 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 22.50 years
; Borrower has stable job time - Borrower has 18.27 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 64.82 is greater than the maximum allowable guideline LTV of 60.00 based on a loan amount of xx and value used for LTV of xx. Custom pricing was provided to match a 7.125% rate. The exception was based on a max 60% LTV. The lender approval states "If LTV exceeds 60%, re-review of pricing exception required". There is no updated exception in the file approving an LTV over 60%.	08/xx/2023 - Client provided trailing documents - pricing/LTV exception approval - Exception approved by xx to match rate of 7.125%. When file reviewed for exception, was O/O R/T refi;
w/12 MBS, 60% LTV, $750K LA and 737 Fico. Borrower has Fico of 751 vs. 737 and is AAA grade. Rate 7.125% based in minimum floor rate (minimum 7.375% - .25) considering adj for LA and CA Spec.;	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.42 months or $78183.60, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.27 years on job
; Borrower has stable job time - Borrower has 5.27 years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 64.82 is greater than the maximum allowable guideline CLTV of 60.00. Custom pricing was provided to match a 7.125% rate. The exception was based on a max 60% LTV. The lender approval states "If LTV exceeds 60%, re-review of pricing exception required". There is no updated exception in the file approving an LTV over 60%.	08/xx/2023 - Client provided trailing documents - pricing/LTV exception approval - Exception approved by xx to match rate of 7.125%. When file reviewed for exception, was O/O R/T refi;
w/12 MBS, 60% LTV, $750K LA and 737 Fico. Borrower has Fico of 751 vs. 737 and is AAA grade. Rate 7.125% based in minimum floor rate (minimum 7.375% - .25) considering adj for LA and CA Spec.;	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.42 months or $78183.60, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.27 years on job
; Borrower has stable job time - Borrower has 5.27 years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.42 months or $78183.60, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.27 years on job
; Borrower has stable job time - Borrower has 5.27 years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	CO	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.55 months or $99175.09, are greater than the Guideline Minimum of 6.00 or $62329.18.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CO	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.55 months or $99175.09, are greater than the Guideline Minimum of 6.00 or $62329.18.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CO	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 60.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 9.55 months or $99175.09, are greater than the Guideline Minimum of 6.00 or $62329.18.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: The subject loan was made on 2 separate properties (cross collateralized). A lender exception was provided in the file. This condition will be considered non-material.	A lender exception was provided in the file for a cross collateral loan.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 26.00 months or $342061.93, are greater than the Guideline Minimum of 6.00 or $78937.02.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.50 years at job.
																				C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3794	Credit	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file. The loan is a cross collateral loan of 2 separate SFR properties, both listed as owner occupied.	08/xx/2023 - Client provided additional clarification - xx’s LOS was not built out to handle cross collateral deals so we had to treat as an OO for the;
TRID disclosures to go out correctly. ATR is covered so if one property is OO then the entire transaction must also be treated as such for TRID.  File is under review; activated open rebuttal until review has concluded. ; Change status of 'Occupancy Status' from Open Rebuttal to Acknowledged by Client.;
2nd level review - ok to accept the lender exception in file to approve cross collateral loan of 2 separate SFR properties, both listed as owner occupied. ; There is a lender exception in file to approve cross collateral loan of 2 separate SFR properties, both listed as owner occupied.	8/xx/2023	Occupancy is supported by documentation provided in the loan file.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 26.00 months or $342061.93, are greater than the Guideline Minimum of 6.00 or $78937.02.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.50 years at job.
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Evidence of sale/liquidation from these account(s) was not provided. Please provide additional liquid assets to support total cash to close, and/or evidence of sale/liquidation of stock account(s). Per lender’s guidelines section 8.17 Stocks, Bonds, and Other Securities; Proof is required that these securities have been sold if funds are needed to close.	08/xx/2023 - Client response - Brokerage funds held in a full-service brokerage are considered liquid assets in xx’s view.	8/xx/2023	Brokerage funds statements present Client considered funds liquid.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 26.00 months or $342061.93, are greater than the Guideline Minimum of 6.00 or $78937.02.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.50 years at job.
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.62 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 696 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.17 months or $14655.67, are greater than the Guideline Minimum  or $0.00.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.62 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 696 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.17 months or $14655.67, are greater than the Guideline Minimum  or $0.00.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.62 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 696 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.17 months or $14655.67, are greater than the Guideline Minimum  or $0.00.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 34.17 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.68 months or $23751.69, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.61 years on job
; Borrower has stable job time - Borrower has 8.61 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	SC	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 137.24 months or $255880.43, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.62 years
; Borrower has stable job time - Borrower has 3.17 years at job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	SC	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 137.24 months or $255880.43, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.62 years
; Borrower has stable job time - Borrower has 3.17 years at job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	SC	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Client GL defer to FNMA - FNMA guidelines for manufactured homes requires HUD plate data available/present and imaged. Client to provide addendum regarding Manufactured home requirements: Title elimination/foundation fixation. ; Appraisal guideline violation: The property is missing the required HUD Data Plate/Compliance Certificate per the appraisal in file.	08/xx/2023 - Client provided response - xx’s position is that the data plate is not required because Title has agreed to include the improvement in the definition of the collateral real estate; 09/xx/2023 - Client provided lender clarification regarding guidelines. cra’s guidelines defer to FNMA requirements, however the;
appraisal for a manufactured home was approved based on the following:;
1. Manufactured home affixed to a permanent foundation;;
2. Appropriate title elimination and;;
3. Utilities connected;;
4. Two bar and axles removed;
Manufactured homes are acceptable for lending as long as the aforementioned requirements;
are met and evidenced on the appraisal, along with appropriate title endorsement. (See §10.6;
in Underwriting Guidelines).Appraisal guideline violation: Client GL defer to FNMA - FNMA guidelines for manufactured homes requires HUD plate data available/present and imaged. Client to provide addendum regarding Manufactured home requirements: Title elimination/foundation fixation.	8/xx/2023	Appraisal guideline violation is now acceptable. xx appraisal guidelines for manufactured homes are approved based on the following: Manufactured home affixed to a permanent foundation;;
2. Appropriate title elimination and;;
3. Utilities connected;;
4. Two bar and axles removed	9/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 137.24 months or $255880.43, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.62 years
; Borrower has stable job time - Borrower has 3.17 years at job.
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.720%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.82 months or $167886.93, are greater than the Guideline Minimum of 6.00 or $40593.22.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.08 years
; Borrower has stable job time - Borrower has 2.58 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of 565 is less than the minimum required guideline FICO of 575. The NP Ratesheet & Matrix reflects a minimum FICO score of 575; however, the borrower's qualifying score is 565.	Lender Exception in file to allow FICO of 565.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 26.94 is less than the Guideline DTI of 43.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.25 years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 66.97 is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of xx and value used for LTV of xx.00. The NP Ratesheet & Matrix 2023 06 30 reflects a maximum LTV/CLTV of 65% for a minimum FICO of 575 on a cash-out refinance.	Lender Exception in file to allow max LTV of 67% with loan amount of $xx.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 26.94 is less than the Guideline DTI of 43.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.25 years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 66.97 is greater than the maximum allowable guideline CLTV of 65.00. The NP Ratesheet & Matrix 2023 06 30 reflects a maximum LTV/CLTV of 65% for a minimum FICO of 575 on a cash-out refinance.	Lender Exception in file to allow max LTV of 67% with loan amount of $xx.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 26.94 is less than the Guideline DTI of 43.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.25 years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	CO	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The file does not include a complete 12-month mortgage history for the subject property. Lender to provide the rating/history for the mortgage prior to mortgage being paid off with the subject loan, or proof that the subject was owned free/clear prior to the 01/2023 refinance. Per lender’s guidelines section 4.15 Determining Mortgage/Rental rating; the mortgage/rental rating for determining pricing is determined by evaluating the ratings for properties that the borrower owns/rents over the last twelve (12) months.	08/xx/2023 - Ok per JJ for lacking a full 12 month VOM as per Sec 4.16, comp factors, borr was previously on title but loan in;
relatives name who quit off property in January 2023, 36% LTV, no mortgage lates, borrower in same line of work for last 11 years	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 32.71 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 35.26 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.26 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 24.00 years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The loan file is missing the lender's Bank Statement income analysis worksheet thru June 2023. Copy in file only goes to April 2023.	08/xx/2023 - Client provided bank statement income analysis worksheet through June 2023. Exception cleared.	8/xx/2023	The borrower income verification does match approval	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.10 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 28.23 is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.23 is less than Guideline CLTV of 50.00.
; Borrower 1 has significant job time - Borrower has 17.45 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.42 years
; Borrower has stable job time - Borrower has 17.45 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/x/2023	xx	MN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: The file has an escrow holdback for repairs to the subject property. File is missing a lender exception for escrow holdback and the final inspection.	08/xx/2023 - Client provided acknowledgement - Ok per JJ for lacking a full 12 month VOM as per Sec 4.16 as well as escrow holdback, comp factors, 29% LTV, B1 S/E for 13+ years and B2 on het job for 15 years, paying off 18 debts, subject property in C3 like new condition after recent renovations	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 38.10 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 28.23 is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.23 is less than Guideline CLTV of 50.00.
; Borrower 1 has significant job time - Borrower has 17.45 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.42 years
; Borrower has stable job time - Borrower has 17.45 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
xx	xx	xx	xx	8/x/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Self-Employed Hybrid Applications reflects direction that when borrower elects to use personal bank statements the gross deposits to the accounts are considered the cumulative income for all sources. File is missing "lender's written exception with compensating factors" to utilize both the personal bank statements deposits in addition to the income from the two W2 jobs to calculate the DTI.	09/xx/2023 - Client counter - Per Guidelines, Self-Employed Hybrid Applications and/or Borrower(s) section p.69, there is not a case;
basis or management acknowledgment stipulation. Guidelines do not prohibit this, please escalate if;
necessary per U/W;
;
08/xx/2023 - Client response - Per Guidelines, Self-Employed Hybrid Applications and/or Borrower(s) section p.69, there is not a case basis or management acknowledgment stipulation. 08/xx/2023 - CA Counter - finding cited per the client guidelines when electing to use personal bank statements, gross deposits to the accounts are considered the cumulative income for all sources. File was underwritten bifurcating the income sources to calculate one qualifying income. Please provide supporting documents that this is allowed per the guidelines.	8/xx/2023	The borrower income verification does match approval per client. using the personal statements as is, is not prohibited by the guidelines. Exception cleared.	9/x/2023	Borrower 1 has significant job time - Borrower has 18.27 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 22.50 years
; Borrower has stable job time - Borrower has 18.27 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.670%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.670%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 26.94 is less than the Guideline DTI of 43.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.25 years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 26.94 is less than the Guideline DTI of 43.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.25 years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.38 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.14 months or $15062.27, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.63 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 8.63 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 3.02 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 691 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 196.98 months or $940847.84, are greater than the Guideline Minimum of 6.00 or $28657.75.
; Borrower has stable job time - Borrower has 3.76 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 611 is Greater than the Guideline Minimum of 575.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has 4.44 years at job.
																				C	B	C	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 611 is Greater than the Guideline Minimum of 575.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has 4.44 years at job.
																				C	B	A	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	CO	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 32.71 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 35.26 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.26 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 24.00 years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	CO	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 32.71 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 35.26 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.26 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 24.00 years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	GA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.92 months or $110724.41, are greater than the Guideline Minimum of 6.00 or $20182.60.
; Borrower 1 has significant job time - Borrower has 20.77 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years
; Borrower has stable job time - Borrower has 20.77 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. The Borrower's oldest tradeline is 17 months. Per Lender Guidelines 4.5 Minimum Credit Depth - For LTVs less than or equal to 65%, three (3) tradelines are required but only one (1) of the tradelines needs to be seasoned greater than two (2) years.	Lender Approved exception in the file.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 34.17 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.68 months or $23751.69, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.61 years on job
; Borrower has stable job time - Borrower has 8.61 years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 34.17 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.68 months or $23751.69, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.61 years on job
; Borrower has stable job time - Borrower has 8.61 years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The verification of the tax preparer or business is not in file. Guideline section IX. Acceptable Evidence of Self-Employed Business states when the tax preparer's letter is provided to verify a current and active business, the tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence is required.	08/xx/2023 - Client provided trailing documents - CPA verification	8/xx/2023	CPA verification present.; Exception cleared.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 34.17 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.68 months or $23751.69, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.61 years on job
; Borrower has stable job time - Borrower has 8.61 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.720%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 43.53 months or $176503.83, are greater than the Guideline Minimum of 12.00 or $48660.86.
; Borrower 1 has significant job time - Borrower has 8.46 years on job
; Borrower has stable job time - Borrower has 8.46 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.82 months or $167886.93, are greater than the Guideline Minimum of 6.00 or $40593.22.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.08 years
; Borrower has stable job time - Borrower has 2.58 years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender included deposits from an IRA investment account as income on a personal bank statement loan. Lender exception required allowing this income source as qualified for an insurance agent. IRA statements from Charles Schwab in the file would not support this continued income for an extended period of time, not other statements were provided.	08/xx/2023 - Client response - xx allows transfers to be included as income, provided there is no evidence of circular transfers.;
Borrower is age 65 years and therefore eligible to use this deferred income without penalty.;
xx did not underwrite as asset depletion but instead treating this as if it were a transfer from a savings;
account	8/xx/2023	The borrower income verification does match approval	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.82 months or $167886.93, are greater than the Guideline Minimum of 6.00 or $40593.22.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.08 years
; Borrower has stable job time - Borrower has 2.58 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.38 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.14 months or $15062.27, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.63 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 8.63 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.38 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.14 months or $15062.27, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.63 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 8.63 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 3.02 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 691 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 196.98 months or $940847.84, are greater than the Guideline Minimum of 6.00 or $28657.75.
; Borrower has stable job time - Borrower has 3.76 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 3.02 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 691 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 196.98 months or $940847.84, are greater than the Guideline Minimum of 6.00 or $28657.75.
; Borrower has stable job time - Borrower has 3.76 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	2075	Property	Title Issues Present	The following issues were noted: A non-vested co-borrower was added to title when primary borrower DTI exceeds 55%. Per Lender Guidelines 3.15 Adding Borrowers to Title - A non-occupant co-borrower (“new co-borrower”) being added concurrently to title must meet the following requirements: 1. The original vested borrower’s debt-to-income ratio may not exceed 55% of the total monthly payments (i.e.: monthly PITI payment of subject property and his or her other monthly obligations).	Lender Exception per JJ for co-borrower mid score less than minimum allowed, and non-vested co-borrower added to title when primary borrower DTI exceeds 55%. Exception requires .50% add to rate, 1 pt. fee to xx and max. DTI of 43%.	8/xx/2023	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 611 is Greater than the Guideline Minimum of 575.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has 4.44 years at job.
																				C	B	C	B	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
xx	xx	xx	xx	8/xx/2023	xx	GA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.92 months or $110724.41, are greater than the Guideline Minimum of 6.00 or $20182.60.
; Borrower 1 has significant job time - Borrower has 20.77 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years
; Borrower has stable job time - Borrower has 20.77 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	GA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is Greater than the Guideline Minimum of 675.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.92 months or $110724.41, are greater than the Guideline Minimum of 6.00 or $20182.60.
; Borrower 1 has significant job time - Borrower has 20.77 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years
; Borrower has stable job time - Borrower has 20.77 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.720%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.57 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 45.50 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.50 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.37 months or $5733.03, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 2.88 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 43.53 months or $176503.83, are greater than the Guideline Minimum of 12.00 or $48660.86.
; Borrower 1 has significant job time - Borrower has 8.46 years on job
; Borrower has stable job time - Borrower has 8.46 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 43.53 months or $176503.83, are greater than the Guideline Minimum of 12.00 or $48660.86.
; Borrower 1 has significant job time - Borrower has 8.46 years on job
; Borrower has stable job time - Borrower has 8.46 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 70.00 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.00 is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.08 months or $13960.55, are greater than the Guideline Minimum  or $0.00.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2570	Credit	Final Loan Application is Missing	1. Missing final URLAs for both xx as Guarantor. 2. There is no exception in file for the following lender Guidelines Lender Guidelines 3.17 Mortgage Broker or Employee of a Mortgage Broker, 3.5 Ineligible Borrowers, and 23.22 conflicts of Interest. - xx will fund loans made to self-employed mortgage brokers and their employees or borrower’s whose employment / income is affiliated with the residential mortgage industry (i.e.: realtor, loan officer, and account executive).

															08/xx/2023 investment purchase - Final URLA not required.	8/xx/2023	Final loan application is Not Applicable	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	D	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 1.90 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 32.58 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.58 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 83.40 months or $223501.03, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 24.33 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.82 years
; Borrower has stable job time - Borrower has 24.33 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 1.90 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 32.58 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.58 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 83.40 months or $223501.03, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 24.33 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.82 years
; Borrower has stable job time - Borrower has 24.33 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 1.90 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 32.58 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.58 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 83.40 months or $223501.03, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 24.33 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.82 years
; Borrower has stable job time - Borrower has 24.33 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.57 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 45.50 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.50 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.37 months or $5733.03, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 2.88 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.57 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 45.50 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.50 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.37 months or $5733.03, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 2.88 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 70.00 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.00 is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.08 months or $13960.55, are greater than the Guideline Minimum  or $0.00.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	UT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1259	Credit	Borrower Three Employment Verification does not match Approval	The borrower three employment verification does not match the approval. File is missing final VOE for xx. The only verification of employment in file is a WVOE dated 07/xx/2023. Per Lender Guidelines Expiration of Credit/Collateral Documents - An Applicant who is a wage earner with qualifying income requires a verbal verification of employment (“VVOE”) conducted by Funding Department within ten (10) calendar days prior to “Closing” in wet states or “Signing” in dry states.	08/xx/2023 - Client provided trailing docs - Broker WVOE and CSC VOE	8/xx/2023	The borrower three employment verification does match the approval	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 70.00 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.00 is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.08 months or $13960.55, are greater than the Guideline Minimum  or $0.00.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 74.47 is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of xx and value used for LTV of xx. The final HUD-1 settlement statement reflects a sales price of $xx. The BP DSCR Ratesheet & Matrix 2023 06 30 reflects the maximum LTV/CLTV of 70% for a Foreign National purchase loan.	08/xx/2023 - Client provided response - Loan amount of $xx is 70% LTV based on the true acquisition price. xx can and does include the; $9600 assignment fee as part of the price.	8/xx/2023	Original LTV of 0.00 adheres to the guideline maximum LTV of 70.00.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 74.47 is greater than the maximum allowable guideline CLTV of 70.00. The final HUD-1 settlement statement reflects a sales price of $xx. The BP DSCR Ratesheet & Matrix 2023 06 30 reflects the maximum LTV/CLTV of 70% for a Foreign National purchase loan.	08/xx/2023 - Client provided response - Loan amount of $xx is 70% LTV based on the true acquisition price. xx can and does include the; $9600 assignment fee as part of the price.	8/xx/2023	Original CLTV of 0.00 adheres to the guideline maximum CLTV of 70.00.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3813	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. The purchase contract reflects a sales price of $xx; however, the final HUD-1 settlement statement reflects a sales price of $xx The contract shows $xx $xx to xx for a total sales price of $xx. The final CD does not reflect this. Instead, the final CD shows a sales price of $xx, a $9,600 assignment fee to Sell2Rent and $18,000 upfront leaseback for sellers to remain in property.	08/xx/2023 - Client provided trailing documents - This is the price reduction addendum referenced in the original response and note that the reduction is; from $xx to $xx.	8/xx/2023	The final CD does reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z); 12 CFR 1026.38(a)(3)(vii)	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	B	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	A	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	OK	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.41 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 70.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.00 is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has 10.47 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.17 years
; Borrower has stable job time - Borrower has 10.47 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	ATR/QM: Exempt	Closed	8/xx/2023	Acknowledged	926	Credit	Title Policy is Partial	There is a letter of explanation in file regarding the ITIN for the business; however, documentation to verify the TIN/EIN for Duque Investments LLC is not in file. Guideline section 3.12 Borrowing Entities 2. Borrower/Guarantor Types D. Entity Documentation Requirements states entity documentation requirements are as follows (as applicable): Complete, legible copy of the Certificate of Formation/Articles of Organization and all amendments thereto; Complete (with all referenced exhibits), legible copy of the Operating Agreement for LLCs and Partnerships, or Bylaws for corporation and all amendments thereto that includes statement whether it is member or manager managed, contains authorization to borrow money, enter into contracts for mortgage assets, and designates signers; All documentation evidencing ownership interest(s) in the entity; Certificate of Good Standing or equivalent document valid within ninety dates of the closing date; Certificate of Foreign Qualification or other qualification to operate in the state where business is being conducted (if entity is formed in a state other than where business is being performed or where the property is located); IRS Form S4 or Federal Taxpayer Identification Number or Employer Identification Number issuance letter for the entity; and a Unanimous Written Consent/Board Resolution signed by all members regardless of their percentage of interest (i) authorizing the transaction with xx Lending, and (ii) identifying the authorized to sign the loan documents on behalf of and to bind the entity.	09/xx/2023 - Client provided trailing documents - Ok per JJ to forego the EIN for the entity, comp factors, loan is for a Foreign National with a US based entity and have W8 BEN forms for the borrowers, 70% LTV purchase, 1.25 DSCR, borrower will have 36+ months of reserves after closing, subject property centrally located in populous area with large rental pool	9/x/2023	9/x/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 43.56 months or $125775.07, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.08 years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 43.56 months or $125775.07, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.08 years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	IL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 43.56 months or $125775.07, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 5.08 years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 666 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 44.01 months or $158332.89, are greater than the Guideline Minimum  or $0.00.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 666 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 44.01 months or $158332.89, are greater than the Guideline Minimum  or $0.00.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 666 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 44.01 months or $158332.89, are greater than the Guideline Minimum  or $0.00.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 36.14 months or $391070.63, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.84 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.84 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.90 months or $22985.14, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.08 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.84 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.84 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.90 months or $22985.14, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.08 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.84 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.84 is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.90 months or $22985.14, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.08 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NH	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.14 months or $19431.25, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	-96633	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); or The homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data. This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.; Application provided dated 5/1 does not supersede the application in file dated 4/24; Initial application dated 04/xx/2023
HCO List dated 05/xx/2023
Missing HCO List that was provided within 3 days of application dated 04/xx/2023	9/1 - Application dated 5/1 provided; Application provided dated 5/1 does not supersede the application in file dated 4/24; Initial application dated 04/xx/2023;
HCO List dated 05/xx/2023;
Missing HCO List that was provided within 3 days of application dated 04/xx/2023	9/x/2023	This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.	9/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Application provided dated 5/1 does not supersede the application in file dated 4/24; Initial LE dated 05/xx/2023
Initial Application dated 04/xx/2023
Missing LE that was provided within 3 days of initial application dated 04/xx/2023. Compliance documentation in file shows an application date of 5/x/23, however there is no indication the application dated 4/24 was not a complete application.	9/1 - Application dated 5/1 provided; Application provided dated 5/1 does not supersede the application in file dated 4/24; Initial LE dated 05/xx/2023;
Initial Application dated 04/xx/2023;
Missing LE that was provided within 3 days of initial application dated 04/xx/2023. Compliance documentation in file shows an application date of 5/x/23, however there is no indication the application dated 4/24 was not a complete application.	9/x/2023	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	9/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $635.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Application provided dated xx does not supersede the application in file dated 4/24; Missing LE that was provided within 3 days of initial application dated 04/xx/2023 in order to completed tolerance testing. Compliance documentation in file shows an application date of 5/x/23, however there is no indication the application dated xx was not a complete application.	9/1 - Application dated 5/1 provided; Application provided dated 5/1 does not supersede the application in file dated 4/24; Missing LE that was provided within 3 days of initial application dated 04/xx/2023 in order to completed tolerance testing. Compliance documentation in file shows an application date of 5/x/23, however there is no indication the application dated 4/24 was not a complete application.	9/x/2023	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	9/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,961.20) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Application provided dated 5/1 does not supersede the application in file dated 4/24; Missing LE that was provided within 3 days of initial application dated 04/xx/2023 in order to completed tolerance testing. Compliance documentation in file shows an application date of 5/x/23, however there is no indication the application dated 4/24 was not a complete application.	9/1 - Application dated 5/1 provided; Application provided dated 5/1 does not supersede the application in file dated 4/24; Missing LE that was provided within 3 days of initial application dated 04/xx/2023 in order to completed tolerance testing. Compliance documentation in file shows an application date of 5/x/23, however there is no indication the application dated 4/24 was not a complete application.	9/x/2023	This loan passed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($325.00) do not exceed the comparable charges ($325.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	9/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of xx, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	9/xx/2023	9/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2075	Property	Title Issues Present	The following issues were noted: xx principal office and mailing address are inxx per Articles of Amendment dated 03/xx/2023 and xx. There is no lender exception in the file for a foreign owned entity as a borrower. Per Lender Guidelines 3.12 Borrower Entities - Entity / Guarantor Types Allowed - Borrower must be a US formed and based Entity, foreign entities (i.e.: entities formed or based outside the US) or foreign owned entities are not allowed.	08/xx/2023 - Client provided response - As a Florida registered LLC, xx is a U.S. Based entity, not Foreign Owned. xx guidelines excluding foreign-owned entities are intended to prohibit applications from entities formed under the laws of other countries. The guarantor resides overseas so it is natural that they should have a mailing address in their country of residence	8/xx/2023	client confirmed entity is Florida based.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Subject property is For Sale by Owner. Per Lender Guidelines 3.46 For Sale by Owner - Properties in foreclosure are not eligible. The file is missing the seller's mortgage payment history and/or payoff statement to verify that all payments were up to date.	08/xx/203 - Client provided response -The amounts of Interest and late fees support that the seller was NOT in default	8/xx/2023	Housing delinquency meets guidelines. Confirmed payments up to date per mortgage statement	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1692	Compliance	Lender NMLS status is Not Found	The lender NMLS status is Not Found. File is missing all URLAs to determine Lender and Broker NMLS numbers.	08/xx/2023 - Client provided response - Please note the LO is not registered w/ NMLS and that is acceptable for FL business loans	8/xx/2023	The lender NMLS status is___	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1693	Compliance	Originator NMLS Status is Not Found	The originator NMLS status is Not Found. File is missing all URLAs to determine Lender and Broker NMLS numbers.	08/xx/2023 - Client provided response - Please note the LO is not registered w/ NMLS and that is acceptable for FL business loans	8/xx/2023	The originator NMLS status is ___	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/x/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3466	Property	Appraisal guideline violation	Guideline violation: Guidelines 3.43 Arm's Length, Guidelines 3.44 Non-Arms’ Length, and Guidelines 3.46 For Sale by Owner (FSBO): The Subject Sale is for Sale By Owner and requires an Arm's Length transaction. The Buyer and the Broker/Correspondent Lender on this file are one in the same. The buyer is xx, with xxr as the Guarantor. xxs register managers are xx. The Correspondent Lender on the transaction is xx and the broker is xx. There is no lender exception in the file for a Non-Arm's Length transaction on a FSBO purchase.	08/xx/2023 - Client response - The correspondent lender/broker is not the principal borrower or guarantor	8/xx/2023	Appraisal guideline violation is now acceptable.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 210.08 months or $245490.90, are greater than the Guideline Minimum or $0.00.	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	OK	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.41 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 70.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.00 is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has 10.47 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.17 years
; Borrower has stable job time - Borrower has 10.47 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	OK	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.41 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 70.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.00 is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has 10.47 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.17 years
; Borrower has stable job time - Borrower has 10.47 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.680%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Borrower 1 has significant job time - Borrower has 22.07 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 22.07 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 24.10 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.89 months or $40170.24, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.63 years on job
; Borrower has stable job time - Borrower has 8.63 years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3499	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. The credit report provided indicates two Verizon collection accounts with an open balance within 2 years. Please provide evidence that these collection accounts are paid, or provide evidence of payment plan, payment history, and re-calculate the DTI. Additional conditions may apply. Per lender’s guidelines section 4.7 Collections, Charge Offs, and Repossessions; Collections and charge offs may remain unpaid subject to, being medical, two (2) years or more since date of last activity, or if the applicant and creditor have worked out a payment plan, the account may be added to the DTI, with 3 months of history of payments.	09/xx/2023- Client provided acknowledgment of unpaid judgment - Ok per JJ to forego paying the xx collections accounts, comp factors, 65% LTV purchase, S/E for 8 years, subject property in C3 condition, only 6 years old with good curb appeal.; 09/xx/2023- Client provided acknowledgment of unpaid judgment - Ok per JJ to forego paying the xx collections accounts, comp factors, 65% LTV purchase, S/E for 8 years, subject property in C3 condition, only 6 years old with good curb appeal.	9/xx/2023	9/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 24.10 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.89 months or $40170.24, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.63 years on job
; Borrower has stable job time - Borrower has 8.63 years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 24.10 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.89 months or $40170.24, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.63 years on job
; Borrower has stable job time - Borrower has 8.63 years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 30.27 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.85 months or $342126.38, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.45 years on job
; Borrower has stable job time - Borrower has 8.45 years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Lender guidelines 23.40 require the deductible to be the lesser of $5000 pr 2.5% of the coverage. The HO6 coverage has a deductible of $2,500 which is greater than 2.5% of the $54,000 coverage.	Lender exception granted for deductible on the HO6 policy to exceed 2.5%.	8/xx/2023	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 36.14 months or $391070.63, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 36.14 months or $391070.63, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	NH	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.14 months or $19431.25, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NH	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.14 months or $19431.25, are greater than the Guideline Minimum or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.720%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.76 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.76 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 27.17 years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.720%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 12.76 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.55 months or $20018.13, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.55 years on job
; Borrower has stable job time - Borrower has 7.55 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 12.76 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.55 months or $20018.13, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.55 years on job
; Borrower has stable job time - Borrower has 7.55 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 12.76 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.55 months or $20018.13, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.55 years on job
; Borrower has stable job time - Borrower has 7.55 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.07 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 104.49 months or $207818.67, are greater than the Guideline Minimum of 6.00 or $11933.22.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.820%) by 3.5% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is not a higher-priced mortgage loan due one of the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac, but the APR does not exceed the Average Prime Offer Rate (6.820%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac, but the APR does not exceed the Average Prime Offer Rate (6.820%) by 2.5% or more; or The loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate (6.820%) by 3.5% or more.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 5.06 is less than the Guideline DTI of 43.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 6.80 months or $32934.73, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.42 years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file does not contain verification of the tax preparer/business. Guideline section IX. Acceptable Evidence of Self-Employed Business states when the tax preparer's letter is used the letter must be on tax preparer's letterhead; tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence; and signed letter from the borrower's tax preparer.	08/xx/2023- Client response - Please review the CPA verification letter from the IRS.	8/xx/2023	CPA verification provided; Exception cleared.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The file does not contain a self-employment questionnaire or letter of explanation from the borrower regarding the business. Guideline section Twelve or Twenty-Four Month Bank Statement Program Self-Employed Only states an LOE from the borrower is required explaining their business name, what their business does, the number of employees, how it is set up (Incorporated, LLC, Sole Proprietor, etcetera), and what they consider their income to be on a monthly basis. If the information for the above items is already located in another part of the file, the LOE does not need to explicitly confirm it.	08/xx/2023- Client Response - Self-employment LOE is wholesale only, it’s not a requirement in the Correspondent division.	8/xx/2023	The borrower income verification does match approval	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/x/2023	xx	CA	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 11.40 months or $231827.45, are greater than the Guideline Minimum of 6.00 or $121990.19.
; Borrower 1 has significant job time - Borrower has 10.53 years on job
; Borrower has stable job time - Borrower has 10.53 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Borrower 1 has significant job time - Borrower has 22.07 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 22.07 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per lender’s guidelines section 3 (I) Verbal Verification of Employment; An applicant who is a wage earner with qualifying income requires a verbal verification of employment (“VVOE”) conducted by the Funding Department within ten (10) calendar days prior to “Closing” in wet states. The file does not contain a VVOE within ten (10) calendar days of closing for the borrower.	09/xx/2023 - Client provided trailing documents - As to the VVOE, xx did not condition the seller for a timely VVOE but will follow up with them to verify;
that the borrower has not had any change in employment status. Please review the VOE.	9/x/2023	Client provided WVOE dated 7/20. Note dated 07/24. Exception cleared.	9/x/2023	Borrower 1 has significant job time - Borrower has 22.07 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 22.07 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Per lender’s guidelines section 3 (I) Verbal Verification of Employment; An applicant who is a wage earner with qualifying income requires a verbal verification of employment (“VVOE”) conducted by the Funding Department within ten (10) calendar days prior to “Closing” in wet states. The file does not contain a VVOE within ten (10) calendar days of closing for the co-borrower.	09/xx/2023 - Client provided trailing documents - As to the VVOE, xx did not condition the seller for a timely VVOE but will follow up with them to verify;
that the borrower has not had any change in employment status. Please review the VOE.	9/x/2023	Client provided WVOE dated 7/20. Note dated 07/24. Exception cleared.	9/x/2023	Borrower 1 has significant job time - Borrower has 22.07 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 22.07 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3499	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Per lender’s guidelines section 4.7 Collections, Charge Offs, and Repossessions; Collections and charge offs may remain unpaid subject to, being medical, two (2) years or more since date of last activity, or if the applicant and creditor have worked out a payment plan, the account may be added to the DTI, with 3 months of history of payments. The Vance Huffman collection account is within 2 years, and a payment was added to the DTI, however, documentation of a payment plan and recent 3-month history was not provided. Please provide evidence of a payment plan, proof that collection is medical, or evidence this collection account has been paid in full.	09/xx/2023 - Client provided response - Regarding the Collection Accounts beginning page 3 of credit:;
1. xx $3112 (factoring company). No DLA. Original creditor "xx" does not appear on the report as a creditor. The nature of the identified;
creditor, the absence of the original creditor from the report, and the absence of a DLA;
supports that the true DLA of this collection was prior to 24 months from Funding. Not;
required to be paid off.;
2. xxA of 07/2018: Greater than 24 months since DLA=;
Not required to be paid off.;
3. PRA xx DUPLICATE of #3;
4. xx: Greater than 24 months since DLA= Not;
required to be paid off	9/x/2023	Borrower has no unresolved derogatory credit. Lender has reviewed and determined not required to be paid off prior to funding.	9/x/2023	Borrower 1 has significant job time - Borrower has 22.07 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 22.07 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of 573 is less than the minimum required guideline FICO of 575.; Lender exception granted for FICO under 600 with compensating factors of 50% LTV and 35% DT	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.28 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.06 months or $18605.77, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 11.38 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 11.38 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Section 23.40 F requires the deductible to be the lower of $5000 or $2.5% of the amount of coverage. Subject deductible is 1% or $18,185 which exceeds the maximum allowed.	Lender exception in fille allowing for the deductible to exceed guidelines.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 30.27 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.85 months or $342126.38, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.45 years on job
; Borrower has stable job time - Borrower has 8.45 years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Section 4.5 requires borrower to have 3 acceptable tradelines aged individually for 2 years when LTV exceeds 65%, borrower's credit report in file reflects only 2 trades meet this requirement.	Lender exception in file for borrower having less than 3 tradelines active for 2 years. Borrower's 3rd tradeline was reported for 21 months and paid ox30.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 30.27 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.85 months or $342126.38, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.45 years on job
; Borrower has stable job time - Borrower has 8.45 years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	AZ	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 30.27 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.85 months or $342126.38, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 8.45 years on job
; Borrower has stable job time - Borrower has 8.45 years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.720%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.720%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 673 is Greater than the Guideline Minimum of 650.
; Borrower has stable job time - Borrower has 2.45 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.61 months or $47573.47, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.680%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.680%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.74 months or $16570.21, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.62 years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.86 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 45.05 months or $915723.19, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.58 years
; Borrower has stable job time - Borrower has 7.23 years at job.
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 75.00 is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of xx and value used for LTV of xx.00. The appraisal states the subject is located in a rural section of xx. The NP Ratesheet & Matrix xx reflects the maximum LTV/CLTV is 70%.	An exception is in file allowing the loan amount to exceed $xx on a rural property with max LTV of 75%.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.86 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 45.05 months or $915723.19, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.58 years
; Borrower has stable job time - Borrower has 7.23 years at job.
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 75.00 is greater than the maximum allowable guideline CLTV of 70.00. The appraisal states the subject is located in a rural section of xx The NP Ratesheet & Matrix 2023 07 14 reflects the maximum LTV/CLTV is 70%.	An exception is in file allowing the loan amount to exceed $750K on a rural property with max LTV of 75%.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.86 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 45.05 months or $915723.19, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.58 years
; Borrower has stable job time - Borrower has 7.23 years at job.
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	3416	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of xx is greater than the maximum loan amount allowed per guidelines of xx.00. The appraisal states the subject is located in a rural section of xx. The NP Ratesheet & Matrix 2023 07 14 reflects the maximum loan amount for a rural property is xx.	An exception is in file allowing the loan amount to exceed $750K on a rural property with max LTV of 75%.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.86 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 45.05 months or $915723.19, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.58 years
; Borrower has stable job time - Borrower has 7.23 years at job.
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.86 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 45.05 months or $915723.19, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.58 years
; Borrower has stable job time - Borrower has 7.23 years at job.
																				D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Documentation to verify HOA fee for xx is not in file. Guideline section 7.2 Debt-To-Income Ratio states monthly housing expense includes 1. Principal and Interest Payments; 2. Payments on subordinate financing on the borrower's principal residence (if applicable); 3. Hazard Insurance; 4. Flood Insurance (if applicable); 5. Mortgage Insurance (if applicable); 6. Real estate taxes and/or assessments; 7. Homeowner's association fees on the borrower's principal residence (if applicable).	09/xx/2023- Client provided trailing documents - xx report for xx ; No HOA present. Exception cleared.	9/x/2023	Borrower liabilities verified indicator is Present	9/x/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 29.86 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 45.05 months or $915723.19, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 7.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.58 years
; Borrower has stable job time - Borrower has 7.23 years at job.
																				D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.28 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.06 months or $18605.77, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 11.38 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 11.38 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of 628 is less than the minimum required guideline FICO of 650. The appraisal reflects the subject property is rural. The NP Ratesheet & Matrix 2023 07 14 reflects a minimum credit score of 650 for a rural property.	There is an exception in file that states okay for + .50 fee for borrower FICO at 628 (requires 650 for rural) compensating factors are low LTV and we see a benefit to the borrower of resolving judgement, fixed loan impounded and some cash out.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.76 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.76 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 27.17 years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.76 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.76 is less than Guideline CLTV of 65.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 27.17 years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.86 months or $33983.89, are greater than the Guideline Minimum of 6.00 or $23024.60.
; Borrower 1 has significant job time - Borrower has 5.02 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 5.02 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	VA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.81 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 78.95 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.95 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.77 months or $90123.30, are greater than the Guideline Minimum of 6.00 or $36617.36.
; Borrower 1 has significant job time - Borrower has 5.06 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 5.06 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.53 months or $40670.79, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 16.62 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.42 years
; Borrower has stable job time - Borrower has 16.62 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.07 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 104.49 months or $207818.67, are greater than the Guideline Minimum of 6.00 or $11933.22.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.07 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 104.49 months or $207818.67, are greater than the Guideline Minimum of 6.00 or $11933.22.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 75.00 is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of xx and value used for LTV of xx.00. Per lender’s guidelines, the maximum LTV for a first time home buyer with no rental history is 70%.	A lender exception was approved to allow 75% LTV for the subject loan.	8/xx/2023	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 5.06 is less than the Guideline DTI of 43.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 6.80 months or $32934.73, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.42 years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 5.06 is less than the Guideline DTI of 43.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 6.80 months or $32934.73, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.42 years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.820%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 18.70 months or $113829.82, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 26.83 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 26.99 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 17.71 months or $166147.66, are greater than the Guideline Minimum of 6.00 or $56288.84.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 2.59 years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 17.71 months or $166147.66, are greater than the Guideline Minimum of 6.00 or $56288.84.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 2.59 years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The final 1003 and lender’s approval indicate xx student loan payment(s) for $xx per month. The file is missing current statement(s) or a credit update/supplement to verify an outstanding balance and/or monthly payment amount. Please provide appropriate student loan liability documentation. Additional conditions may apply.	09/xx/2023 - Client provided response: The loan had an initial co-borrower that was subsequently removed and the student loans were for; them. Uploading updated ULAW removing this liability	9/x/2023	Borrower liabilities verified indicator is Present	9/x/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 17.71 months or $166147.66, are greater than the Guideline Minimum of 6.00 or $56288.84.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.83 years
; Borrower has stable job time - Borrower has 2.59 years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 673 is Greater than the Guideline Minimum of 650.
; Borrower has stable job time - Borrower has 2.45 years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	; Underwriting LTV of 74.24 is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of xx and value used for LTV of ___.; Underwriting LTV of 74.24 is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of xx and value used for LTV of xx. Lender Guidelines 3.22 Property Value Determination - Official Interpretation - Time from original purchase 6-12 months with property in the same condition when purchased, value is based on Purchase Price. Per appraisal in file, Subject was purchased 11/xx/2022 for $xx with no updates in the last 15 years.	Acknowledged by Client. 09/xx/2013 - Client provided trailing documents -client used appraisal value - Ok per JJ to use current appraised value and current trades to 70% LTV, comp factors, no housing lates, lowering mortgage payment even with paying off some debts, lowering rate 0.875%, subject in C3 condition with good curb appeal and looks to be well maintained. ; Underwriting LTV of 74.24 is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of xx and value used for LTV of xx. Lender Guidelines 3.22 Property Value Determination - Official Interpretation - Time from original purchase 6-12 months with property in the same condition when purchased, value is based on Purchase Price. Per appraisal in file, Subject was purchased 11/xx/2022 for $xx with no updates in the last 15 years.	9/xx/2023	Original LTV of 70.00 adheres to the guideline maximum LTV of 70.00.	9/xx/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 673 is Greater than the Guideline Minimum of 650.
; Borrower has stable job time - Borrower has 2.45 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The file is missing the borrower’s prior rental history to complete the required 12-month rating per lender’s guidelines section 4.15. Additional conditions may apply.	09/xx/2023 - Client provided response - Previous loan xx Management approved credit depth using previous rental history; Credit report provided from Broker with VOR of lease paid 37 months satisfactory. Exception cleared.	9/xx/2023	Housing delinquency meets guidelines. 09/xx/2023 - Client provided response - Previous loan xx Management approved credit depth using previous rental history; Credit report provided from Broker with VOR of lease paid 37 months satisfactory. Exception cleared.	9/xx/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 673 is Greater than the Guideline Minimum of 650.
; Borrower has stable job time - Borrower has 2.45 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. There is a comment on the loan approval that management accepted the prior rental history as a trade line, however, the rental history was not provided in the file. In addition, the borrower does not have the additional two trade lines aged two years reporting on the credit report to meet the credit depth requirement. Per lender’s guidelines section 4.5 Minimum Credit Depth; A minimum credit depth of three (3) acceptable trade lines aged individually for a minimum of two (2) years is required for LTVs greater than 65%.	09/xx/2023 - Client provided response - Previous loan xx Management approved credit depth using previous rental history; Credit report provided from Broker with VOR of lease paid 37 months satisfactory. Exception cleared.	9/xx/2023	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	9/xx/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 673 is Greater than the Guideline Minimum of 650.
; Borrower has stable job time - Borrower has 2.45 years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.61 months or $47573.47, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	FL	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 38.61 months or $47573.47, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 9.00 years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 17.78 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.50 months or $173206.27, are greater than the Guideline Minimum of 6.00 or $42415.60.
; Borrower 1 has significant job time - Borrower has 6.64 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.83 years
; Borrower has stable job time - Borrower has 6.64 years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 17.78 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.50 months or $173206.27, are greater than the Guideline Minimum of 6.00 or $42415.60.
; Borrower 1 has significant job time - Borrower has 6.64 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.83 years
; Borrower has stable job time - Borrower has 6.64 years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	NV	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	2587	Credit	Borrower Income Verification is less than 12 months	Income Verification of 12.00 is greater than 12 months.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 17.78 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.50 months or $173206.27, are greater than the Guideline Minimum of 6.00 or $42415.60.
; Borrower 1 has significant job time - Borrower has 6.64 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.83 years
; Borrower has stable job time - Borrower has 6.64 years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 33.28 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 2.06 months or $18605.77, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 11.38 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 11.38 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.86 months or $33983.89, are greater than the Guideline Minimum of 6.00 or $23024.60.
; Borrower 1 has significant job time - Borrower has 5.02 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 5.02 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 8.86 months or $33983.89, are greater than the Guideline Minimum of 6.00 or $23024.60.
; Borrower 1 has significant job time - Borrower has 5.02 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 5.02 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	VA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.81 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 78.95 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.95 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.77 months or $90123.30, are greater than the Guideline Minimum of 6.00 or $36617.36.
; Borrower 1 has significant job time - Borrower has 5.06 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 5.06 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	VA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 20.81 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 78.95 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.95 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.77 months or $90123.30, are greater than the Guideline Minimum of 6.00 or $36617.36.
; Borrower 1 has significant job time - Borrower has 5.06 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 5.06 years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 18.70 months or $113829.82, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 26.83 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 26.99 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.54 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.54 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 18.70 months or $113829.82, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 26.83 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has 26.99 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				8/xx/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				8/xx/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				8/xx/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.74 months or $16570.21, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.62 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	OR	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.00 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.00 is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.74 months or $16570.21, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years
; Borrower has stable job time - Borrower has 2.62 years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing evidence of receipt for the EMD in the amount of $xx to xx.	09/xx/2023 - Client provided trailing documents - copy of deposit check to support assets needed to close. Exception Cleared.	9/xx/2023	Assets are supported - Evidence of $xx EMD received.	9/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 30.76 months or $150524.34, are greater than the Guideline Minimum of 6.00 or $29361.12.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.82 years
; Borrower has stable job time - Borrower has 2.93 years at job.
																				C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML with establish escrow and met appraisal requirements	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	8/xx/2023	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 30.76 months or $150524.34, are greater than the Guideline Minimum of 6.00 or $29361.12.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.82 years
; Borrower has stable job time - Borrower has 2.93 years at job.
																				C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 30.76 months or $150524.34, are greater than the Guideline Minimum of 6.00 or $29361.12.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.82 years
; Borrower has stable job time - Borrower has 2.93 years at job.
																				C	A	A	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	926	Credit	Title Policy is Partial	Title policy is Partial. xx Loan Policy in file for subject loan is missing the recorded on, book and page number for subject lien to validate that subject mortgage is the one insured. ; 09/xx/2023 - Final title policy provided by client.	09/xx/2023- Client provided trailing documents - Uploading preliminary title report, final title policy not yet available. Pending title upload to clear.	9/xx/2023	Prelim Title policy is Present - prelim policy in file dated 6/xx/23 pg 140 is sufficient to clear finding as the client has verified the final title commitment is not available yet, condition cleared. ; 09/xx/2023 - Final title policy provided by client.	9/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 30.76 months or $150524.34, are greater than the Guideline Minimum of 6.00 or $29361.12.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.82 years
; Borrower has stable job time - Borrower has 2.93 years at job.
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xx	xx	xx	xx	8/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.53 months or $40670.79, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 16.62 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.42 years
; Borrower has stable job time - Borrower has 16.62 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CA	ATR/QM: Exempt	Closed	8/xx/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	8/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 4.53 months or $40670.79, are greater than the Guideline Minimum  or $0.00.
; Borrower 1 has significant job time - Borrower has 16.62 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.42 years
; Borrower has stable job time - Borrower has 16.62 years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xx	xx	xx	xx	8/xx/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	8/xx/2023	Cleared	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Appraiser did not address the reason for the "finished" lower unit's floor covering not being shown. Appraiser to comment on the green board and confirm that the lower unit is complete and rentable/cost to cure for flooring. Additional conditions may apply.	09/xx/2023 - Client provided response - Finished basement storage areas with green floor cover is fine since it is covering the wood subfloor, xx does not hold a finished basement storage area to the same standards of the actual gross living;
area.	9/xx/2023	Appraisal guideline violation is now acceptable.	9/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 30.76 months or $150524.34, are greater than the Guideline Minimum of 6.00 or $29361.12.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.82 years
; Borrower has stable job time - Borrower has 2.93 years at job.
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xx	xx	xx	xx	8/xx/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	9/xx/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	9/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 30.76 months or $150524.34, are greater than the Guideline Minimum of 6.00 or $29361.12.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.82 years
; Borrower has stable job time - Borrower has 2.93 years at job.
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xx	xx	xx	xx	8/xx/2023	xx	CT	Non-QM: Lender documented all ATR UW factors	Closed	9/xx/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	9/xx/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of 68.97 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 30.76 months or $150524.34, are greater than the Guideline Minimum of 6.00 or $29361.12.
; Borrower has more than 2 years at current residence - Borrower at current residence 4.82 years
; Borrower has stable job time - Borrower has 2.93 years at job.
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xx	xx	xx	xx	7/xx/2023	xx	TX	Non-QM: Lender documented all ATR UW factors	Closed	10/xx/2023	Cleared	1309	Compliance	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	Missing Closing disclosure to complete TRID testing	Client provided closing CDs. Final CD dated 07/28 and 07/31. Reviewed by Texas counsel and are of the opinion that because fees were lowered with none increasing, that would not require the delay of closing for a revised CD and a new business day waiting period. Citing that Texas regulators have stated that a reduction in fees does not need borrower’s consent to forego further delay of closing date. (Tex. Admin. Code Rule 153.13);
;
In reviewing the CD’s issued, this should allow us to rely on the CD issued 7/28 to meet the 24-hour requirement prior to consummation since there was no increase in fees on the subsequent CD at signing. ;
10/xx/2023	Exception cleared. Finance Commission of Texas’ interpretations (§153.13, 153.18, and 153.20) relating to Article XVI, §50(a)(6), confirms that a reduction in fees does not require the borrower’s consent to receive final disclosure at closing.	10/xx/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 647 is Greater than the Guideline Minimum of 625.
; Borrower 1 has significant job time - Borrower has 6.91 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has 6.91 years at job.
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xx	xx	xx	xx	8/x/2023	xx	TN	Non-QM: Lender documented all ATR UW factors	Closed	10/xx/2023	Active	-96449	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.	10/xx/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.18 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 79.96 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.96 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 135.65 months or $261590.15, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
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